UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road Building A, 2nd Floor Willow Grove, PA	19090-1904
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 866.447.4228

Date of fiscal year end:  06/30/2011

Date of reporting period: 06/30/2011

ITEM 1.

REPORTS TO SHAREHOLDERS

The Annual report to Shareholders for the period ended June 30, 2011 pursuant to Rule 30e-1 under the Investment Company Act of 1940(the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

ANNUAL REPORT

AmericaFirst Defensive Growth Fund

AmericaFirst Income Trends Fund

AmericaFirst Absolute Return Fund

AmericaFirst Quantitative Strategies Fund

June 30, 2011

Mutual Fund Series Trust

(formerly known as Catalyst Funds)

c/o Matrix Capital Group, Inc.

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090

AmericaFirst Capital Management, LLC is located at 8150 Sierra College Blvd (Suite 290); Roseville, CA and distributes its mutual funds through Matrix Capital Group, Inc. AmericaFirst Capital Management, LLC is an owner of Matrix Capital Group, Inc. AmericaFirst is not affiliated with Burlington Capital Group, LLC (formerly America First Companies) or any of its subsidiaries.

August 10, 2011

Dear AmericaFirst Defensive Growth Fund Shareholders,

Thank you for entrusting AmericaFirst with your hard-earned dollars.

As of 06/30/2011, the AmericaFirst Defensive Growth Fund has been in existence for less than two months. Over this short timeframe the Fund’s Class A Shares excluding front-end sales charges has lost 0.10% as compared to a 0.46% gain for the S&P 500 Total Return Index(1).

The Fund’s total returns for the period since inception through 06/30/11 as compared to the S&P 500 Total Return Index were as follows:

Since Inception 05/23/11(2)
Class A without sales charge	(0.10)%
Class A with sales charge	(5.10)%
Class U without sales charge	(0.30)%
Class U with sales charge	(2.79)%
Class I	(0.20)%
S&P 500 Total Return Index	0.46%

The Defensive Growth Fund provides a unique approach to defensive equity investing by combining a portfolio of defensive, non-cyclical stocks with a portfolio of short positions designed to provide capital appreciation when equities are down. Both the long and the short positions are selected by a dedicated quantitative screen that has been back tested over time to determine its effectiveness in good and bad equity markets.

Defensive stocks are referred to as stocks of companies whose products you eat, drink, take (medication) or use (utilities). Defensive stock companies tend to be large blue chip companies or the leaders in their sector or industry and may perform better during tough economic times because demand for their products and services tends to remain stable (or decrease less) than demand for other products or services. In a recession or slow economic growth periods, a consumer may not go out and purchase a new car or HD TV, but the consumer is not going to stop taking his medication or paying his electric bill .

With this in mind, defensive stocks may provide investors a great way to hedge their overall portfolio risk against a turbulent economy.

Thank you,

Rick Gonsalves

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. To obtain a prospectus or other information about the Fund, please visit www.afcm-uit.com or call 1-877-217-8363. Please read the prospectus carefully before investing.

1The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index; although individuals may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of an index. The America First Defensive Growth Fund may or may not purchase the types of securities represented by the S&P 500 Total Return Index.

2Aggregate total return, not annualized. The performance information quoted in this Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Updated performance data to the most recent month end can be obtained by calling 1-877-217-8363. There is a maximum front-end sales load of 5.00% and 2.50% (“sales load”) imposed on certain Class A subscriptions and Class U subscriptions, respectively, for the America First Defensive Growth Fund. A 1.00% Contingent Deferred Sales Charge is imposed on certain redemptions of Class A and Class U shares redeemed less than twelve months after the date of purchase. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

August 10, 2011

Dear AmericaFirst Income Trends Fund Shareholders,

Thank you for entrusting AmericaFirst with your hard-earned dollars.

As of 06/30/2011, the AmericaFirst Income Trends Fund Class A shares including front-end sales charges had earned 4.03% for the period since inception from 07/01/2010 through 06/30/2011. Over the same timeframe, the Barclays Capital U.S. Aggregate Credit Total Return Value Unhedged USD Index(1) earned 6.04%.

The Fund’s total returns for the period since inception through 06/30/11 as compared to the Barclays Capital U.S. Aggregate Credit Total Return Value Unhedged USD Index were as follows:

Since Inception 07/01/10(2)
Class A without sales charge	8.36%
Class A with sales charge	4.03%
Class U without sales charge	7.71%
Class U with sales charge	5.55%
Class I	8.86%
Barclays Capital U.S. Aggregate Credit Total Return Value Unhedged USD Index	6.04%

The Fund invests in preferred and high-yield equity securities selected by the AmericaFirst Income Trends Model. The Model boasts the ability to invest domestically and/or on international exchanges and has sustained an annualized dividend yield in excess of 5% since its inception. Dividends are paid quarterly.

The Income Trends Fund’s success is the result of a process implemented by the Fund rather than any one individual security. The process employs a stringent and rigorous adherence to security selection that includes (but is not limited to) relative strength, technical analysis, and dividend yield.

Moving forward, we will continue to utilize a backtested Income Trends Model to dictate the securities in which it will invest. Our objective is to pay an income yield that exceeds bonds with upside potential.

Thank you,

Rick Gonsalves

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. To obtain a prospectus or other information about the Fund, please visit www.afcm-uit.com or call 1-877-217-8363. Please read the prospectus carefully before investing.

1The Barclays Capital U.S. Aggregate Credit Total Return Value Unhedged USD Index measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-United States agency bonds that are United States dollar-denominated and have a remaining maturity of greater than or equal to one year. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index; although individuals may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of an index. The America First Income Trends Fund may or may not purchase the types of securities represented by the Barclays Capital US Aggregate Credit Total Return Value Unhedged USD Index.

2Aggregate total return, not annualized. The performance information quoted in this Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Updated performance data to the most recent month end can be obtained by calling 1-877-217-8363. There is a maximum front-end sales load of 4.00% and 2.00% (“sales load”) imposed on certain Class A subscriptions and Class U subscriptions, respectively, for the America First Income Trends Fund. A 1.00% Contingent Deferred Sales Charge is imposed on certain redemptions of Class A and Class U shares redeemed less than twelve months after the date of purchase. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

August 10, 2011

Dear AmericaFirst Absolute Return Fund Shareholders,

Thank you for entrusting AmericaFirst with your hard-earned dollars.

As of 06/30/2011, the AmericaFirst Absolute Return Fund Class A shares including front-end sales charges had earned a 12-month return of 17.53%. Over the same period of time, the S&P 500 Total Return Index(1) and the HFRX Global Hedge Fund Index(2) earned 30.69% and 4.22%, respectively.

The Fund’s total returns for the fiscal year ended 06/30/11 and for the period since inception through 06/30/11 as compared to the S&P 500 Total Return Index and the HFRX Global Hedge Fund Index were as follows:

	Year Ended 06/30/11(3)	Since Inception Class A & U – 02/26/10(3) Class I – 07/12/10(4)
Class A without sales charge	23.71%	5.91%
Class A with sales charge	17.53%	1.94%
Class U without sales charge	22.94%	5.33%
Class U with sales charge	19.86%	3.36%
Class I	N/A	19.63%
S&P 500 Total Return Index(3)	30.69%	16.53%
HFRX Global Hedge Fund Index(3)	4.22%	2.02%

The Fund owes its success to its ability to invest in securities across the investment spectrum. The following twelve months have seen the Fund own securities representing the following investment indices:

•

Domestic Stocks

•

International Stocks

•

Domestic Bonds

•

International Bonds

•

Agricultural Commodities

•

Precious Metals

•

Currencies

•

Energy Commodities

•

Preferred Securities

Each of these representations were profitable for the Fund. In the second half of 2010, the Fund earned over 30% largely due to its exposure to Domestic and International stocks.

With access to such a diverse starting universe, the Absolute Return Fund has the ability to earn positive returns regardless of the direction of domestic and foreign financial markets.

Moving forward, we will continue to utilize a diverse set of investment indices to increase our shareholders’ probability of positive returns.

Thank you,

Rick Gonsalves

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. To obtain a prospectus or other information about the Fund, please visit www.afcm-uit.com or call 1-877-217-8363. Please read the prospectus carefully before investing.

1 The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index; although individuals may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of an index. The America First Absolute Return Fund may or may not purchase the types of securities represented by the S&P 500 Total Return Index.

2 The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index; although individuals may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of an index. The America First Absolute Return Fund may or may not purchase the types of securities represented by the HFRX Global Hedge Fund Index.

3 Since inception returns assume inception date of 02/26/2010. The performance information quoted in this Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Updated performance data to the most recent month end can be obtained by calling 1-877-217-8363. There is a maximum front-end sales load of 5.00% and 2.50% (“sales load”) imposed on certain Class A subscriptions and Class U subscriptions, respectively, for the America First Absolute Return Fund. A 1.00% Contingent Deferred Sales Charge is imposed on certain redemptions of Class A and Class C shares redeemed less than twelve months after the date of purchase. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4 Aggregate total return, not annualized. Since inception returns assume inception date of 07/12/2010.

August 10, 2011

Dear AmericaFirst Quantitative Strategies Fund Shareholders,

Thank you for entrusting AmericaFirst with your hard-earned dollars.

As of 06/30/2011, the AmericaFirst Quantitative Strategies Fund Class A shares excluding front-end sales charges had earned a 12-month return of 27.66% versus 30.69% for the S&P 500 Total Return Index(1) (“S&P 500”). Since its 11/2008 change of name and objective, the Fund’s Class A shares excluding front-end sales charges have earned 83.81% (versus 47.07% for the S&P 500).

The Fund’s total returns for the fiscal year ended 06/30/11 and for the period since inception through 06/30/11 as compared to the S&P 500 were as follows:

	Year Ended 06/30/11(2)	Since Inception 09/28/07(2)
Class A without sales charge	27.66%	(5.31)%
Class A with sales charge	22.60%	(6.33)%
Class C without sales charge	26.73%	(6.01)%
Class C with sales charge	25.37%	(6.26)%
S&P 500 Total Return Index	30.69%	(1.64)%

The Fund owes its success to its balanced approach to investing. The last twelve months, the Fund has invested its assets into securities selected by the following proprietary AmericaFirst models (allocations are approximate):

AmericaFirst is process-driven; therefore, this letter will focus on the successful processes (models) we’ve employed this last fiscal year rather than the individual holdings the models select.

The Absolute Return Model selects (on a quarterly basis) the three asset classes or sectors it deems as the most attractive for the next three months. The Model selects from a starting universe of over thirty investment indices ranging from stocks to bonds to commodities to currencies. Each investment index is represented by a quantitative and back-testable sub-screen.

The Defensive Growth Model selects (on a quarterly basis) stocks that are deemed “defensive” in nature. Said stocks represent companies whose products are essential to our standard of living (pharmaceuticals, consumer goods, utilities, etc.).

The Income Trends Model selects preferred stocks on a quarterly basis that provide income to the overall portfolio. Over time, preferred stocks are hybrids that combine the benefits of stocks and bonds.

Each of these models performed well for the Quantitative Strategies Fund.

Moving forward, we will continue to utilize AmericaFirst proprietary models to determine the securities the Fund will hold. Our goal continues to be to provide a portfolio that represents less historical risk with above-average return potential.

Thank you,

Rick Gonsalves

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. To obtain a prospectus or other information about the Fund, please visit www.afcm-uit.com or call 1-877-217-8363. Please read the prospectus carefully before investing.

1 The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index; although individuals may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of an index. The America First Quantitative Strategies Fund may or may not purchase the types of securities represented by the S&P 500 Total Return Index.

 2 The performance information quoted in this Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Updated performance data to the most recent month end can be obtained by calling 1-877-217-8363. There is a maximum front-end sales load of 4.00% and 1.00% (“sales load”) imposed on certain Class A subscriptions and Class C subscriptions, respectively, for the America First Quantitative Strategies Fund. A 1.00% Contingent Deferred Sales Charge is imposed on certain redemptions of Class A and Class C shares redeemed less than twelve months after the date of purchase. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

AMERICA FIRST FUNDS

                              ANNUAL REPORT

June 30, 2011 (Unaudited)

COMPARISON OF A $10,000 INVESTMENT IN THE AMERICA FIRST DEFENSIVE GROWTH FUND CLASS A SHARES AND THE S&P 500 TOTAL RETURN INDEX

$11,000
$10,800
$10,600
$10,400
$10,200
$10,000
$9,800
$9,600
$9,400
$9,200
$9,000
$10,046
$9,890
$9,396
5/23/2011
5/31/2011
6/30/2011
Class A with Sales Load
Class A without Sales Load
S&P 500 Total Return Index

Average Annual Total Return

		Commencement of Operations
		through June 30, 2011(1)
Class A	Without sales load	(0.10)%
	Without sales load including redemption fees	(1.10)%
	With sales load	(5.10)%
	With sales load including redemption fees	(6.04)%
Class U	Without sales load	(0.30)%
	Without sales load including redemption fees	(1.30)%
	With sales load	(2.79)%
	With sales load including redemption fees	(3.77)%
Class I	Excluding redemption fees	(0.20)%
	Including redemption fees	(1.20)%
S&P 500 Total Return Index		0.46%

(1)America First Defensive Growth Fund Class A, Class U and Class I shares commenced operations on May 23, 2011. Redemption fees are a 1% of amount redeemed, if sold within 90 days. Aggregate Total Return, not annualized.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8363.

The above graph depicts the performance of the America First Defensive Growth Fund versus the S&P 500 Total Return Index. The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the America First Defensive Growth Fund, which will not invest in certain securities comprising this index.

AMERICA FIRST FUNDS

                              ANNUAL REPORT

June 30, 2011 (Unaudited)

COMPARISON OF A $10,000 INVESTMENT IN THE AMERICA FIRST INCOME TRENDS FUND CLASS A SHARES AND THE BARCLAYS CAPITAL U.S. AGGREGATE CREDIT TOTAL RETURN VALUE UNHEDGED USD INDEX

$12,000
$11,000
$10,000
$9,000
$8,000
$10,836
$10,604
$10,403
7/1/2010
7/31/2010
8/31/2010
9/30/2010
10/31/2010
11/30/2010
12/31/2010
1/31/2011
2/28/2011
3/31/2011
4/30/2011
5/31/2011
6/30/2011
Class A with Sales Load
Class A without Sales Load
Barclays

Average Annual Total Return

		Commencement of Operations
		through June 30, 2011 (1)
Class A	Without sales load	8.36%
	With sales load	4.03%
Class U	Without sales load	7.71%
	With sales load	5.55%
Class I		8.86%
Barclays Capital U.S. Aggregate Credit Total Return Value Unhedged USD Index		6.04%

(1)America First Income Fund Class A, Class U and Class I shares commenced operations on July 1, 2010. Aggregate Total Return, not annualized.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8363.

The above graph depicts the performance of the America First Income Trends Fund versus the Barclays U.S. Aggregate Credit Total Return Value Unhedged USD Index. The Barclays U.S. Aggregate Credit Total Return Value Unhedged USD Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the Barclays U.S. Aggregate Credit Total Return Value Unhedged USD Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the America First Income Trends Fund, which will not invest in certain securities comprising this index.

AMERICA FIRST FUNDS

                              ANNUAL REPORT

June 30, 2011 (Unaudited)

COMPARISON OF A $10,000 INVESTMENT IN THE AMERICA FIRST ABSOLUTE RETURN FUND CLASS A SHARES AND THE S&P 500 TOTAL RETURN INDEX

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
2/26/2010
3/31/2010
6/30/2010
9/30/2010
12/31/2010
3/31/2011
6/30/2011
$12,275
$10,800
$10,260
Class A with Sales Load
Class A without Sales Load
S&P 500 Total Return Index

Average Annual Total Return

		One Year	Commencement of Operations
			through June 30, 2011 (1)
Class A	Without sales load	23.71%	5.91%
	With sales load	17.53%	1.94%
Class U	Without sales load	22.94%	5.33%
	With sales load	19.86%	3.36%
Class I(2)		N/A	19.63%
S&P 500 Total Return Index		30.69%	16.53%

(1)America First Absolute Return Fund Class A and Class U shares commenced operations on February 26, 2010. Benchmark since inception return assumes inception date of February 26, 2010.

(2)America First Absolute Return Fund Class I commenced operations on July 12, 2010. Aggregate Total Return, not annualized.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8363.

The above graph depicts the performance of the America First Absolute Return Fund versus the S&P 500 Total Return Index. The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the America First Absolute Return Fund, which will not invest in certain securities comprising this index.

AMERICA FIRST FUNDS

                              ANNUAL REPORT

June 30, 2011 (Unaudited)

COMPARISON OF A $10,000 INVESTMENT IN THE AMERICA FIRST QUANTITATIVE STRATEGIES FUND AND THE S&P 500 TOTAL RETURN INDEX

$10,000
$9,000
$8,000
$7,000
$6,000
$5,000
$4,000
$3,000
9/28/2007
12/31/2007
3/31/2008
6/30/2008
9/30/2008
12/31/2008
3/31/2009
6/30/2009
9/30/2009
12/31/2009
3/31/2010
6/30/2010
09/30/2010
12/31/2010
03/31/2011
06/30/2011
$9,396
$8,149
$7,845
Class A with Sales Load
Class C with Sales Load
S&P 500 Total Return Index

Average Annual Total Return

		One Year	Commencement of Operations
			through June 30, 2011(1)
Class A	Without sales load	27.66%	(5.31)%
	With sales load	22.60%	(6.33)%
Class C	Without sales load	26.73%	(6.01)%
	With sales load	25.37%	(6.26)%
S&P 500 Total Return Index		30.69%	(1.64)%

(1)America First Quantitative Strategies Fund Class A and Class C shares commenced operations on September 28, 2007.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8363.

The above graph depicts the performance of the America First Quantitative Strategies Fund versus the S&P 500 Total Return Index. The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the America First Quantitative Strategies Fund, which will not invest in certain securities comprising this index.

AMERICA FIRST FUNDS                                                                                  ANNUAL REPORT

EXPENSE EXAMPLE

Information About Your Fund’s Expenses (Unaudited)

Total Fund operating expense ratios as stated in the current Fund’s prospectus dated May 21, 2011 were as follows:
America First Defensive Growth Fund Class A, gross of fee waivers or expense reimbursements	2.50%
America First Defensive Growth Fund Class A, after waiver and reimbursement	2.45%
America First Defensive Growth Fund Class U, gross of fee waivers or expense reimbursements	3.00%
America First Defensive Growth Fund Class U, after waiver and reimbursement	2.95%
America First Defensive Growth Fund Class I, gross of fee waivers or expense reimbursements	2.00%
America First Defensive Growth Fund Class I, after waiver and reimbursement	1.95%

America First Income Trends Fund Class A, gross of fee waivers or expense reimbursements	2.26%
America First Income Trends Fund Class A, after waiver and reimbursement	2.21%
America First Income Trends Fund Class U, gross of fee waivers or expense reimbursements	2.76%
America First Income Trends Fund Class U, after waiver and reimbursement	2.71%
America First Income Trends Fund Class I, gross of fee waivers or expense reimbursements	1.76%
America First Income Trends Fund Class I, after waiver and reimbursement	1.71%

America First Absolute Return Fund Class A, gross of fee waivers or expense reimbursements

America First Absolute Return Fund Class A, after waiver and reimbursement

America First Absolute Return Fund Class U, gross of fee waivers or expense reimbursements

America First Absolute Return Fund Class U, after waiver and reimbursement

America First Absolute Return Fund Class I, gross of fee waivers or expense reimbursements

America First Absolute Return Fund Class I, after waiver and reimbursement

2.60% 2.55% 3.10% 3.05% 2.10% 2.05%
America First Quantitative Strategies Fund Class A, gross of fee waivers or expense reimbursements	2.75%
America First Quantitative Strategies Fund Class A, after waiver and reimbursement	1.88%
America First Quantitative Strategies Fund Class C, gross of fee waivers or expense reimbursements	3.51%
America First Quantitative Strategies Fund Class C, after waiver and reimbursement	2.63%

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the America First Defensive Growth Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 2.45% for Class A shares, 2.95% for Class U shares and 1.95% for Class I shares of the America First Defensive Growth Fund’s average daily net assets through October 31, 2011. Total Gross Operating Expenses (Annualized) during the period since inception from May 23, 2011 through June 30, 2011 were 5.96% for Class A, 6.46% for Class U and 5.48% for Class I of the America First Defensive Growth Fund. The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the America First Income Trends Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 2.20% for Class A shares, 2.70% for Class U shares and 1.70% for Class I shares of the America First Income Trends Fund’s average daily net assets through October 31, 2011. Total Gross Operating Expenses (Annualized) during the period since inception from July 1, 2010 through June 30, 2011 were 2.31% for Class A, 2.81% for Class U and 1.81% for Class I of the America First Income Trends Fund. The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Absolute Return Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 2.45% for Class A shares, 2.95% for Class U shares and 1.95% for Class I shares of the America First Absolute Return Fund’s average daily net assets through October 31, 2011. Total Gross Operating Expenses (Annualized) during year ended June 30, 2011 were 2.40% for Class A and 2.90% for Class U and 1.90% for Class I of the America First Absolute Return Fund. The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Quantitative Strategies Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 1.50% for Class A shares and 2.25% for Class C shares of the America First Quantitative Strategies Fund’s average daily net assets through October 31, 2011. Total Gross Operating Expenses (Annualized) during the year ended June 30, 2011 were 1.78% for Class A and 2.53% for Class C of the America First Quantitative Strategies Fund. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during year ended June 30, 2011.

AMERICA FIRST FUNDS                                                                                  ANNUAL REPORT

EXPENSE EXAMPLE

Information About Your Fund’s Expenses (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period (01/01/11 for the America First Income Trends Fund, Absolute Return Fund and Quantitative Strategies Fund and 05/23/2011 for the Defensive Growth Fund, and held for the entire period through 06/30/11.

Actual Expenses

The first section of each table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period/year.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period since inception from May 23, 2011 through June 30, 2011

Actual Fund Return (in parentheses)	Beginning Account Value 05/23/11	Ending Account Value 06/30/11	Expenses Paid During Period*
America First Defensive Growth Fund Class A (-0.10%)	$ 1,000.00	$ 999.00	$ 2.70
America First Defensive Growth Fund Class U (-0.30%)	1,000.00	997.00	3.21
America First Defensive Growth Fund Class I (-0.20%)	1,000.00	998.00	2.17
Hypothetical 5% Fund Return	Beginning Account Value 01/01/11	Ending Account Value 06/30/11	Expenses Paid During Period**
America First Defensive Growth Fund Class A	$ 1,000.00	$ 1,011.90	$ 12.92
America First Defensive Growth Fund Class U	1,000.00	1,009.40	15.40
America First Defensive Growth Fund Class I	1,000.00	1,014.40	10.44

*

Expenses are equal to the Fund’s annualized expense ratios of 2.59%, 3.09% and 2.09% for the America First Defensive Growth Fund Class A, Class U and Class I shares, respectively; multiplied by the average account value over the period, multiplied by 38/365 to reflect the period from 05/23/11 to 06/30/11.

**

Expenses are equal to the Fund’s annualized expense ratios of 2.59%, 3.09% and 2.09%  for the America First Defensive Growth Fund Class A, Class U and Class I shares, respectively; multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

AMERICA FIRST FUNDS                                                                                  ANNUAL REPORT

EXPENSE EXAMPLE

Information About Your Fund’s Expenses (Unaudited) (Continued)

Expenses and Value of a $1,000 Investment for the six month period from January 1, 2011 through June 30, 2011

Actual Fund Return (in parentheses)	Beginning Account Value 01/01/11	Ending Account Value 06/30/11	Expenses Paid During Period*
America First Income Trends Fund Class A (-0.04%)	$ 1,000.00	$ 999.60	$ 10.96
America First Income Trends Fund Class U (-0.33%)	1,000.00	996.70	13.42
America First Income Trends Fund Class I (+0.22%)	1,000.00	1,002.20	8.49
Hypothetical 5% Fund Return	Beginning Account Value 01/01/11	Ending Account Value 06/30/11	Expenses Paid During Period**
America First Income Trends Fund Class A	$ 1,000.00	$ 1,013.80	$ 11.03
America First Income Trends Fund Class U	1,000.00	1,011.40	13.52
America First Income Trends Fund Class I	1,000.00	1,016.30	8.55

*

Expenses are equal to the Fund’s annualized expense ratios of 2.21%, 2.71% and 1.71% for the America First Income Trends Fund Class A, Class U and Class I shares, respectively; multiplied by the average account value over the period, multiplied by 181/365 to reflect the period from 01/01/11 to 06/30/11.

**

Expenses are equal to the Fund’s annualized expense ratios of 2.21%, 2.71% and 1.71%  for the America First Income Trends Fund Class A, Class U and Class I shares, respectively; multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Expenses and Value of a $1,000 Investment for the six month period from January 1, 2011 through June 30, 2011

Actual Fund Return (in parentheses)	Beginning Account Value 01/01/11	Ending Account Value 06/30/11	Expenses Paid During Period*
America First Absolute Return Fund Class A (-5.43%)	$ 1,000.00	$ 945.70	$ 11.87
America First Absolute Return Fund Class U (-5.63%)	1,000.00	943.70	14.27
America First Absolute Return Fund Class I (-5.16%)	1,000.00	948.40	9.47
Hypothetical 5% Fund Return	Beginning Account Value 01/01/11	Ending Account Value 06/30/11	Expenses Paid During Period**
America First Absolute Return Fund Class A	$ 1,000.00	$ 1,012.60	$ 12.28
America First Absolute Return Fund Class U	1,000.00	1,010.10	14.75
America First Absolute Return Fund Class I	1,000.00	1,015.10	9.79

*

Expenses are equal to the Fund’s annualized expense ratios of 2.46%,  2.96% and 1.96% for the America First Absolute Return Fund Class A, Class U and Class I shares, respectively; multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

**

Expenses are equal to the Fund’s annualized expense ratios of 2.46%, 2.96% and 1.96% for the America First Absolute Return Fund Class A, Class U and Class I shares, respectively; multiplied by the average account value over the period, multiplied by 18/365 to reflect the one-half year period.

AMERICA FIRST FUNDS                                                                                  ANNUAL REPORT

EXPENSE EXAMPLE

Information About Your Fund’s Expenses (Unaudited) (Continued)

Expenses and Value of a $1,000 Investment for the six month period from January 1, 2011 through June 30, 2011

Actual Fund Return (in parentheses)	Beginning Account Value 01/01/11	Ending Account Value 06/30/11	Expenses Paid During Period*
America First Quantitative Strategies Fund Class A (+6.72%)	$ 1,000.00	$ 1,067.20	$ 7.69
America First Quantitative Strategies Fund Class C (+6.39%)	1,000.00	1,063.90	11.51
Hypothetical 5% Fund Return	Beginning Account Value 01/01/11	Ending Account Value 06/30/11	Expenses Paid During Period*
America First Quantitative Strategies Fund Class A	$ 1,000.00	$ 1,017.40	$ 7.50
America First Quantitative Strategies Fund Class C	1,000.00	1,018.60	11.23

*

Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 2.25% for the America First Quantitative Strategies Fund Class A and Class C shares, respectively; multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-217-8363.  Please read it carefully before you invest or send money.

AMERICA FIRST FUNDS	ANNUAL REPORT
AMERICA FIRST DEFENSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2011

COMMON STOCK - (67.31%)	Shares	Value

Agriculture - (9.80%)
Alliance One International, Inc. *	77,000	$ 248,710
Bunge Ltd.	4,000	275,800
Universal Corp.	7,000	263,690
		788,200
Beverages - (6.41%)
Constellation Brands, Inc. – Class A *(a)	12,303	256,149
Cott Corp. *	30,854	259,482
		515,631
Biotechnology - (3.56%)
Charles River Laboratories International, Inc. *	7,040	286,176

Cosmetics & Personal Care - (3.63%)
Revlon, Inc. – Class A *	17,400	292,320

Food - (13.41%)
Archer-Daniels-Midland Co. *	8,401	253,290
Cal-Maine Foods, Inc. *	9,056	289,430
Chiquita Brands International, Inc. *	20,000	260,400
Tyson Foods, Inc. – Class A (a)	14,209	275,939
		1,079,059

Healthcare-Services - (13.76%)
Aetna, Inc.	6,185	272,697
CIGNA Corp.	5,404	277,928
UnitedHealth Group, Inc. (a)	5,520	284,721
WellPoint, Inc. (a)	3,455	272,150
		1,107,496

Pharmaceuticals - (9.92%)
Astrazeneca PLC – ADR	5,161	258,411
Eli Lilly & Co.	7,022	263,536
Sanofi – ADR	6,877	276,249
		798,196

Telecommunications - (6.82%)
France Telecom S.A. - ADR	13,000	276,770
Telefonica S.A. - ADR (a)	11,107	272,010
		548,780

TOTAL COMMON STOCK (Cost $5,297,169)		5,415,858

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	ANNUAL REPORT
AMERICA FIRST DEFENSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2011

EXCHANGE-TRADED FUNDS - (24.23%)	Shares	Value

Debt Fund - (24.23%)
SPDR Barclays Capital 1-3 Month T-Bill ETF *(a)	42,515	$ 1,949,738

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,949,945)		1,949,738

SHORT-TERM INVESTMENTS - (1.68%)

Money Market Fund - (1.68%)
Fidelity Institutional Money Market Portfolio, Class I, 0.17%**	135,392	135,392

TOTAL SHORT-TERM INVESTMENTS (Cost $135,392)		135,392

TOTAL INVESTMENTS IN SECURITIES HELD LONG (Cost $7,382,506) - 93.22%		$ 7,500,988

TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds $1,331,284) - (-15.70%)		(1,263,582)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 22.48%		1,808,187

NET ASSETS - 100%		$ 8,045,593

INVESTMENTS IN SECURITIES SOLD SHORT - (-15.70%)

COMMON STOCK - (-15.70%)
Airlines - (-3.36%)
JetBlue Airways Corp. *	44,335	$ 270,443

Banks - (-3.38%)
CIT Group, Inc. *	6,145	271,978

Lodging - (-3.11%)
Boyd Gaming Corp. *	28,754	250,160

Retail - (-2.75%)
Liz Claiborne, Inc. *	41,405	221,517

Semiconductors - (-3.10%)
Marvell Technology Group Ltd. *	16,897	249,484
TOTAL COMMON STOCK (Proceeds $1,331,284)		$ 1,263,582

ADR -

American Depositary Receipts.

PLC – Public Liability Company.

*

 Non-income producing security.

** The rate shown represents the rate at June 30, 2011, is subject to change daily.

(a)    All or portion of the security is segregated as collateral for securities sold short at June 30, 2011. Total collateral had a market value   of $2,065,657 at June 30, 2011.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	ANNUAL REPORT
AMERICA FIRST DEFENSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2011

The Fund’s holdings were divided among the following economic sectors:
	Value	Percentage
Debt Fund	$ 1,949,738	31.26%
Healthcare - Services	1,107,496	17.75%
Food	1,079,059	17.30%
Pharmaceuticals	798,196	12.80%
Agriculture	788,200	12.64%
Telecommunications	548,780	8.80%
Beverages	515,631	8.27%
Cosmetics & Personal Care	292,320	4.68%
Biotechnology	286,176	4.59%
Money Market Fund	135,392	2.17%
Retail	(221,517)	(3.55%)
Semiconductors	(249,484)	(4.00%)
Lodging	(250,160)	(4.01%)
Airlines	(270,443)	(4.34%)
Banks	(271,978)	(4.36%)
Total Portfolio Holdings	$ 6,237,406	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2011 and are subject to change.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS
STATEMENT OF ASSETS AND LIABILITIES - June 30, 2011	ANNUAL REPORT

America First Defensive Growth Fund
Assets:
Investments in securities, at value	$7,500,988
Cash	330
Deposits at broker for securities sold short	1,694,847
Receivables:
Capital shares sold	138,136
Dividends	11,725
Interest	59
Due from manager	198
Prepaid expenses	3,528
Total assets	9,349,811

Liabilities:
Securities sold short	1,263,582
Payables:
Distribution and/or service (12b-1) fees	115
Due to administrator and related parties	5,480
Other liabilities and accrued expenses	35,041
Total liabilities	1,304,218
Net Assets	$8,045,593

Investments in securities, at cost	$7,382,506
Securities sold short, at proceeds	1,331,284

Net Assets consist of:
Paid-in capital	$8,079,548
Accumulated net investment loss	(3,873)
Accumulated net realized loss on investments	(216,266)
Net unrealized appreciation on investments	186,184

Total Net Assets (Unlimited no par value shares of beneficial interest authorized)	$8,045,593

Class A shares:
Net Assets applicable to 147,062 shares issued and outstanding	$1,469,251
Net Asset Value per share	$9.99
Maximum offering price per share(1)	$10.52
Minimum redemption price per share(2)	$9.79
Class I shares:
Net Assets applicable to 300,636 shares issued and outstanding	$3,001,022
Net Asset Value per share and offering price per share	$9.98
Minimum redemption price per share(3)	$9.88
Class U shares:
Net Assets applicable to 358,711 shares issued and outstanding	$3,575,320
Net Asset Value per share	$9.97
Maximum offering price per share(1)	$10.23
Minimum redemption price per share(4)	$9.77

(1)There is a maximum front-end sales charge (load) of 5.00% imposed on purchases of Class A shares. There is a maximum front-end sales charge (load) of 2.50% imposed on purchases of Class U shares.

(2)Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1%

    contingent deferred sales charge (“CDSC”) on shares redeemed less than twelve months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions). The Fund charges a fee of 1.00% on redemptions of shares held less than 90 days.

(3)The Fund charges a fee of 1.00% on redemptions of shares held less than 90 days.

(4)Investments in Class U shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1%

 contingent deferred sales charge (“CDSC”) on shares redeemed less than twelve months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions). The Fund charges a fee of 1.00% on redemptions of shares held less than 90 days.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS
STATEMENT OF OPERATIONS	ANNUAL REPORT

America First Defensive Growth Fund
For the Period Ended
June 30, 2011 (1)

Investment income:
Dividends - net of foreign withholding taxes of: $2,069	$13,989
Interest	241
Total investment income	14,230

Expenses:
Management fees	10,277
Distribution and/or service (12b-1) fees - Class A	635
Distribution and/or service (12b-1) fees - Class U	3,110
Audit and tax fees	13,500
Administrator and related parties fees	5,177
Legal fees	3,858
Compliance officer compensation	1,263
Custody fees	1,213
Interest expenses	998
Printing fees	500
Pricing fees	209
Miscellaneous	464
Total expenses	41,204
Less: fees waived and expenses absorbed	(23,101)
Net expenses	18,103

Net investment loss	(3,873)

Realized and unrealized loss on investments:
Net realized loss on investments (excluding securities sold short)	(175,199)
Net realized loss on securities sold short	(41,067)
Net unrealized appreciation on investments (excluding securities sold short)	118,482
Net unrealized appreciation on securities sold short	67,702
Net realized and unrealized loss on investments	(30,082)

Net decrease in net assets resulting from operations	$(33,955)

(1) The America First Defensive Growth Fund commenced operations on May 23, 2011.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS
STATEMENT OF CHANGES IN NET ASSETS	ANNUAL REPORT

America First Defensive Growth Fund
For the Period Ended
June 30, 2011 (1)

Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(3,873)
Net realized loss on investments and securities sold short	(216,266)
Net unrealized appreciation on investments and securities sold short	186,184
Net decrease in net assets resulting from operations	(33,955)

Increase in net assets from capital share
transactions (Note 2)	8,079,548

Total increase in net assets	8,045,593

Net Assets:
Beginning of period	-
End of period	$8,045,593

Accumulated net investment loss	$(3,873)

(1) The America First Defensive Growth Fund commenced operations on May 23, 2011.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout The Period	ANNUAL REPORT

America First Defensive Growth Fund

	Class A

	For the Period Ended
	June 30, 2011(1)

Net Asset Value, Beginning of Period	$ 10.00

Investment Operations:
Net investment loss	-	(f)
Net realized and unrealized loss on investments	(0.01)
Total from investment operations	(0.01)

Net Asset Value, End of Period	$ 9.99

Total Return(a)	(0.10)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 1,469

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed(d)	5.96%	(b)(e)
After fees waived and expenses absorbed(d)	2.59%	(b)(e)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed(d)	(3.95)%	(b)(e)
After fees waived and expenses absorbed(d)	(0.58)%	(b)(e)

Portfolio turnover rate	41.02%	(c)

(a) Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

(b) Annualized.
(c) Not annualized.
(d) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(e) The ratios include 0.14% for the period ended June 30, 2011 attributed to interest expense.
(f) Net investment loss was less than $(0.01) per share.
(1) The America First Defensive Growth Fund Class A shares commenced operations on May 23, 2011.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout The Period	ANNUAL REPORT

America First Defensive Growth Fund

	Class I

	For the Period Ended
	June 30, 2011(1)

Net Asset Value, Beginning of Period	$ 10.00

Investment Operations:
Net investment loss	-	(g)
Net realized and unrealized loss on investments	(0.02)
Total from investment operations	(0.02)

Paid in Capital from Redemption fees	-	(b)

Net Asset Value, End of Period	$ 9.98

Total Return(a)	(0.20)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 3,001

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed(e)	5.46%	(c)(f)
After fees waived and expenses absorbed(e)	2.09%	(c)(f)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed(e)	(3.57)%	(c)(f)
After fees waived and expenses absorbed(e)	(0.20)%	(c)(f)

Portfolio turnover rate	41.02%	(d)

(a) Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in                        the Fund assuming reinvestment of dividends and excludes all sales charges.

(b) Redemption fees resulted in less than $0.01 per share.
(c) Annualized.
(d) Not annualized.
(e) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(f) The ratios include 0.14% for the period ended June 30, 2011 attributed to interest expense.
(g) Net investment loss was less than $(0.01) per share.
(1) The America First Defensive Growth Fund Class I shares commenced operations on May 23, 2011.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout The Period	ANNUAL REPORT

America First Defensive Growth Fund

	Class U

	For the Period Ended
	June 30, 2011(1)

Net Asset Value, Beginning of Period	$ 10.00

Investment Operations:
Net investment loss	(0.01)
Net realized and unrealized loss on investments	(0.02)
Total from investment operations	(0.03)

Paid in Capital from Redemption fees	-	(b)

Net Asset Value, End of Period	$ 9.97

Total Return(a)	(0.30)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 3,575

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed(e)	6.46%	(c)(f)
After fees waived and expenses absorbed(e)	3.09%	(c)(f)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed(e)	(4.23)%	(c)(f)
After fees waived and expenses absorbed(e)	(0.86)%	(c)(f)

Portfolio turnover rate	41.02%	(d)

(a) Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in                                                                 the Fund assuming reinvestment of dividends and excludes all sales charges.

(b) Redemption fees resulted in less than $0.01 per share.
(c) Annualized.
(d) Not annualized.
(e) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(f) The ratios include 0.14% for the period ended June 30, 2011 attributed to interest expense.
(1) The America First Defensive Growth Fund Class U shares commenced operations on May 23, 2011.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS		ANNUAL REPORT
AMERICA FIRST INCOME TRENDS FUND
SCHEDULE OF INVESTMENTS
June 30, 2011

COMMON STOCK - (36.08%)	Shares	Value

Investment Companies - (15.82%)
Ares Capital Corp.	75,700	$ 1,216,499
MCG Capital Corp.	341,253	2,074,818
TICC Capital Corp.	195,578	1,877,549
Triangle Capital Corp.	110,320	2,036,507
		7,205,373

Real Estate Investment Trusts - (16.55%)
American Capital Agency Corp.	40,000	1,164,400
Annaly Capital Management, Inc.,	120,000	2,164,800
Capstead Mortgage Corp.	165,000	2,211,000
Invesco Mortgage Capital	94,700	2,001,011
		7,541,211

Transportation - (3.71%)
Teekay Tankers Ltd. – Class A	180,000	1,692,000

TOTAL COMMON STOCK (Cost $17,807,886)		16,438,584

EXCHANGE-TRADED FUNDS - (16.43%)

Closed-End Funds - (2.09%)
Templeton Global Income Fund	86,614	952,754

Debt Fund - (14.34%)
SPDR Barclays Capital High Yield Bond ETF	162,400	6,531,728

TOTAL EXCHANGE-TRADED FUNDS (Cost $7,476,117)		7,484,482

PREFERRED STOCK - (45.42%)

Auto Manufacturers - (4.62%)
Ford Motor Co., 7.50%, 06/10/2043, Series A	80,000	2,104,800

Banks - (4.60%)
KeyCorp Capital X, 8.00%, 03/15/2068, Series A	81,769	2,093,287

Diversified Financial Services - (15.71%)
Credit Suisse/Guernsey, 7.99%	93,015	2,447,225
Merrill Lynch Cap Trust II, 6.45%, 06/15/2062	59,965	1,419,371
Merrill Lynch Cap Trust III, 7.38%, 09/15/2062	47,258	1,194,210
RBS Capital Funding Trust VII, 5.90%, Series E *	141,622	2,097,422
		7,158,228

Insurance - (20.49%)
America International Group, 7.70%, 12/18/2062 *	84,758	2,124,035
ING Groep NV, 7.38%	66,458	1,641,513
ING Groep NV, 8.50%	39,623	1,031,783
Prudential Financial, Inc., 9.00%, 06/15/2038	90,215	2,513,390
XL Group PLC, 10.75%, 08/15/2011	68,015	2,024,126
		9,334,847

TOTAL PREFERRED STOCK (Cost $21,025,164)		20,691,162

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS		ANNUAL REPORT
AMERICA FIRST INCOME TRENDS FUND
SCHEDULE OF INVESTMENTS
June 30, 2011

	Shares	Value
SHORT TERM INVESTMENTS - (1.72%)
Fidelity Institutional Money Market Portfolio, Class I, 0.17% **	781,979	$ 781,979

TOTAL SHORT TERM INVESTMENTS (Cost $781,979)		781,979

TOTAL INVESTMENTS (Cost $47,091,146) - 99.65%		$ 45,396,207

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.35%		157,779

NET ASSETS - 100%		$ 45,553,986

   *   Non-income producing security.

**

Rate shown represents the rate at June 30, 2011, is subject to change daily.

The Fund’s holdings were divided among the following economic sectors:

	Value	Percentage
Insurance	$ 9,334,847	20.56%
Real Estate Investment Trusts	7,541,211	16.61%
Exchange Traded Funds	7,484,482	16.49%
Investment Companies	7,205,373	15.87%
Diversified Financial Services	7,158,228	15.77%
Auto Manufacturers	2,104,800	4.64%
Banks	2,093,287	4.61%
Transportation	1,692,000	3.73%
Short-Term Investments	781,979	1.72%
Total Portfolio Holdings	$ 45,396,207	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2011 and are subject to change.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - June 30, 2011

America First Income Trends Fund
Assets:
Investments in securities, at value	$ 45,396,207
Receivables:
Investment sold	82,168
Capital shares sold	48,980
Dividends	393,705
Interest	462
Prepaid expenses	5,320
Total assets	45,926,842

Liabilities:
Payables:
Capital shares redeemed	93,851
Distribution payable	235,000
Due to administrator and related parties	13,250
Other liabilities and accrued expenses	30,755
Total liabilities	372,856
Net Assets	$ 45,553,986

Investments in securities, at cost	$ 47,091,146

Net Assets consist of:
Paid-in capital	$ 47,242,790
Accumulated net realized gain on investments	6,135
Net unrealized depreciation on investments	(1,694,939)

Total Net Assets (Unlimited no par value shares of beneficial interest authorized)	$ 45,553,986

Class A shares:
Net Assets applicable to 840,538 shares issued and outstanding	$ 8,477,445
Net Asset Value per share	$ 10.09
Maximum offering price per share (1)	$ 10.51
Minimum redemption price per share (2)(3)	$ 9.89
Class I shares:
Net Assets applicable to 1,315,886 shares issued and outstanding	$ 13,277,345
Net Asset Value and offering price per share	$ 10.09
Minimum redemption price per share (3)	$ 9.99
Class U shares:
Net Assets applicable to 2,362,947 shares issued and outstanding	$ 23,799,196
Net Asset Value per share	$ 10.07
Maximum offering price per share (1)	$ 10.28
Minimum redemption price per share (3)(4)	$ 9.87

(1)There is a maximum front-end sales charge (load) of 4.00% imposed on purchases of Class A shares. There is a maximum front-end sales charge (load) of 2.00% imposed on purchases of Class U shares.

(2)Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed less than twelve months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions). The Fund charges a fee of 1.00% on redemptions of shares held less than 90 days.

(3)The Fund charges a fee of 1.00% on redemptions of shares held less than 90 days.

(4)Investments in Class U shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed less than twelve months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions). The Fund charges a fee of 1.00% on redemptions of shares held less than 90 days.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	ANNUAL REPORT
STATEMENT OF OPERATIONS

America First Income Trends Fund

For the Period Ended
June 30, 2011 (1)

Investment income:
Dividends - net of foreign withholding taxes of: $3,786	$ 2,675,762
Interest	34,181
Total investment income	2,709,943

Expenses:
Management fees	433,662
Distribution and/or service (12b-1) fees - Class A	44,610
Distribution and/or service (12b-1) fees - Class U	153,779
Administrator and related parties fees	113,959
Legal fees	17,058
Audit and tax fees	13,500
Custody fees	13,031
Compliance officer compensation	12,162
Registration fees	6,386
Miscellaneous	5,377
Networking fees	4,015
Interest expenses	3,552
Pricing fees	2,522
Trustees fees	2,610
Insurance fees	722
Printing fees	500
Total expenses	827,445
Less: fees waived	(35,882)
Net expenses	791,563

Net investment income	1,918,380

Realized and unrealized gain (loss) on investments:
Net realized gain on investments	749,345
Net unrealized depreciation on investments	(1,694,939)
Net realized and unrealized loss on investments	(945,594)

Net increase in net assets resulting from operations	$ 972,786

(1) The America First Income Trends Fund commenced operations on July 1, 2010.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	ANNUAL REPORT
STATEMENT OF CHANGES IN NET ASSETS

America First Income Trends Fund
For the Period Ended
June 30, 2011 (1)

Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 1,918,380
Net realized gain on investments	749,345
Net unrealized depreciation on investments	(1,694,939)
Net increase in net assets resulting from operations	972,786

Distributions to shareholders from:
Net investment income - Class A	(475,326)
Net investment income - Class I	(633,510)
Net investment income - Class U	(824,870)
Net realized gain - Class A	(205,218)
Net realized gain - Class I	(218,381)
Net realized gain - Class U	(304,285)
Total distributions to shareholders	(2,661,590)

Increase in net assets from capital share
transactions (Note 2)	47,242,790

Total increase in net assets	45,553,986

Net Assets:
Beginning of period	-
End of period	$ 45,553,986

Undistributed net investment income	$ -

(1) The America First Income Trends Fund commenced operations on July 1, 2010.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout The Period

	America First Income Trends Fund

	Class A		Class I		Class U
	For the Period		For the Period		For the Period
	Ended		Ended		Ended
	June 30, 2011 (1)		June 30, 2011 (1)		June 30, 2011 (1)

Net Asset Value, Beginning of Period	$ 10.00		$ 10.00		$ 10.00

Investment Operations:
Net investment income	0.54		0.59		0.50
Net realized and unrealized gain on investments	0.30	(f)	0.30	(f)	0.28	(f)
Total from investment operations	0.84		0.89		0.78

Distributions from:
Net investment income	(0.55)		(0.60)		(0.51)
Net realized gain	(0.20)		(0.20)		(0.20)
Total distributions	(0.75)		(0.80)		(0.71)

Paid in Capital from Redemption fees	-	(b)	-	(b)	-	(b)

Net Asset Value, End of Period	$ 10.09		$ 10.09		$ 10.07

Total Return (a)	8.36%		8.86%		7.71%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 8,477		$ 13,277		$ 23,799

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.31%	(c)(e)	1.81%	(c)(e)	2.81%	(c)(e)
After fees waived and expenses absorbed	2.21%	(c)(e)	1.71%	(c)(e)	2.71%	(c)(e)

Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	5.14%	(c)(e)	5.94%	(c)(e)	5.25%	(c)(e)
After fees waived and expenses absorbed	5.24%	(c)(e)	6.04%	(c)(e)	5.35%	(c)(e)

Portfolio turnover rate	309.01%	(d)	309.01%	(d)	309.01%	(d)

(a)Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

(b)Redemption fees resulted in less than $0.01 per share.
(c)Annualized.
(d)Not annualized.
(e)The ratios include 0.01% for the period ended June 30, 2011 attributed to interest expense.

(f)  As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2011,  primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(1)The America First Income Trends Fund commenced operations on July 1, 2010.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	ANNUAL REPORT
AMERICA FIRST ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS
June 30, 2011

COMMON STOCK (95.42%)	Shares	Value

Agriculture - (4.03%)
British American Tobacco PLC - ADR	24,350	$ 2,142,800
Philip Morris International, Inc.	30,662	2,047,302
		4,190,102

Auto Manufacturers - (4.64%)
Bayerische Motoren Werke (BMW) AG - ADR	74,800	2,484,953
Daimler AG	31,038	2,339,024
		4,823,977

Banks - (2.10%)
National Australia Bank Ltd. - ADR	79,367	2,176,926

Beverages - (2.14%)
Coca-Cola Enterprises, Inc.	76,101	2,220,627

Commercial Services - (4.02%)
Automatic Data Processing, Inc.	39,920	2,102,986
Weight Watchers International, Inc.	27,418	2,069,236
		4,172,222

Electronics - (2.18%)
Mettler-Toledo International, Inc. *	13,425	2,264,395

Food - (2.35%)
B&G Foods, Inc.	118,140	2,436,047

Healthcare-Products - (2.10%)
Hill-Rom Holdings, Inc.	47,472	2,185,611

Healthcare-Services - (6.87%)
Healthspring, Inc. *	105,996	4,889,596
Tenet Healthcare Corp. *	360,717	2,250,874
		7,140,470

Internet - (6.24%)
J2 Global Communication, Inc. *	82,657	2,333,407
Travelzoo, Inc. *	30,279	1,957,235
Priceline.com, Inc. *	4,270	2,185,941
		6,476,583

Media - (4.28%)
CBS Corp. – Class B	78,712	2,242,505
Liberty Global, Inc. - Class A *	48,835	2,199,528
		4,442,033

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	ANNUAL REPORT
AMERICA FIRST ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS
June 30, 2011

COMMON STOCK - (95.42%) (continued)	Shares	Value

Mining - (3.45%)
Alumina Ltd. - ADR	100,000	$ 920,000
Iluka Resources Ltd.	147,900	2,661,442
		3,581,442

Oil & Gas - (5.92%)
Samson Oil & Gas Ltd. – ADR *	809,129	2,395,022
United States Oil Fund, LP *	100,749	3,753,908
		6,148,930

Pharmaceuticals - (16.12%)
Elan Corp. PLC – ADR *	289,943	3,296,652
Herbalife Ltd.	52,614	3,032,671
Hi-Tech Pharmacal Co., Inc. *	76,707	2,219,134
Impax Laboratories, Inc. *	169,181	3,686,454
ViroPharma, Inc. *	243,550	4,505,675
		16,740,586

Real Estate - (8.15%)
First Industrial Realty Trust, Inc. *	190,605	2,182,427
Glimcher Realty Trust	248,500	2,360,750
iStar Financial, Inc. *	253,636	2,056,988
NorthStar Realty Finance Corp.	463,748	1,868,904
		8,469,069

Retail - (2.24%)
Tractor Supply Co.	34,832	2,329,564

Semiconductors - (4.16%)
ARM Holdings PLC – ADR	77,987	2,217,170
KLA-Tencor Corp.	51,907	2,101,195
		4,318,365

Telecommunications - (14.43%)
BT Group PLC – ADR	66,007	2,158,429
IPG Photonics Corp.*	29,130	2,118,042
Telefonaktiebolaget LM Ericsson	156,896	2,256,164
Telefonica S.A. - ADR	95,596	2,341,146
Telefonos de Mexico SAB de CV (Telmex) - ADR	116,000	1,914,000
Telstra Corp. Ltd. - ADR	140,244	2,169,589
Vonage Holdings Corp. *	460,649	2,031,462
		14,988,832
TOTAL COMMON STOCK (Cost $101,409,391)		99,105,781

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	ANNUAL REPORT
AMERICA FIRST ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS
June 30, 2011

EXCHANGE-TRADED FUNDS - (4.75%)	Shares	Value

Commodity Fund - (4.75%)
PowerShares DB Oil Fund *	171,735	$ 4,937,381

TOTAL EXCHANGE-TRADED FUNDS (Cost $5,397,643)		4,937,381

TOTAL INVESTMENTS (Cost $106,807,034) - 100.17%		$ 104,043,162

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (-0.17%)		(176,763)

NET ASSETS - 100%		$ 103,866,399

ADR - American Depositary Receipt.

LP - Limited Partnership.

PLC - Public Liability Company.

* Non-income producing security

The Fund’s holdings were divided among the following economic sectors:

	Value	Percentage
Pharmaceuticals	$ 16,740,586	16.09%
Telecommunications	14,988,832	14.41%
Real Estate	8,469,069	8.14%
Healthcare - Services	7,140,470	6.86%
Internet	6,476,583	6.22%
Auto Manufacturers	4,823,977	4.64%
Media	4,442,033	4.27%
Semiconductors	4,318,365	4.15%
Agriculture	4,190,102	4.03%
Commercial Services	4,172,222	4.01%
Mining	3,581,442	3.44%
Food	2,436,047	2.34%
Oil & Gas	11,086,311	10.66%
Retail	2,329,564	2.24%
Electronics	2,264,395	2.18%
Beverages	2,220,627	2.13%
Healthcare - Products	2,185,611	2.10%
Banks	2,176,926	2.09%
Total Portfolio Holdings	$ 104,043,162	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2011 and are subject to change.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - June 30, 2011

America First Absolute Return Fund
Assets:
Investments in securities, at value	$104,043,162
Cash at brokers	150
Receivables:
Capital shares sold	70,266
Dividends	218,834
Interest	21
Prepaid expenses	34,584
Total assets	104,367,017

Liabilities:
Payables:
Due to custodian	162,140
Distribution and/or service (12b-1) fees	41,068
Due to administrator and related parties	22,940
Capital shares redeemed	229,416
Other liabilities and accrued expenses	45,054
Total liabilities	500,618
Net Assets	$103,866,399

Investments in securities, at cost	$106,807,034

Net Assets consist of:
Paid-in capital	$103,330,424
Accumulated net realized capital gain	3,299,847
Net unrealized depreciation on investments	(2,763,872)

Total Net Assets (Unlimited no par value shares of beneficial interest authorized)	$103,866,399

Class A shares:
Net Assets applicable to 3,960,796 shares issued and outstanding	$42,772,610
Net Asset Value per share	$10.80
Maximum offering price per share (1)	$11.37
Minimum redemption price per share (2)(3)	$10.58
Class I shares:
Net Assets applicable to 1,269,703 shares issued and outstanding	$13,774,496
Net Asset Value per share and offering price per share	$10.85
Minimum redemption price per share (3)	$10.74
Class U shares:
Net Assets applicable to 4,413,803 shares issued and outstanding	$47,319,293
Net Asset Value per share	$10.72
Maximum offering price per share (1)	$10.99
Minimum redemption price per share (3)(4)	$10.51

(1) There is a maximum front-end sales charge (load) of 5.00% imposed on purchases of Class A shares. There is a maximum front-end sales charge (load) of 2.50% imposed on purchases of Class U shares.

(2) Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1%

   contingent deferred sales charge (“CDSC”) on shares redeemed less than twelve months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions). The Fund charges a fee of 1.00% on redemptions of shares held less than 90 days.

(3) The Fund charges a fee of 1.00% on redemptions of shares held less than 90 days.

(4) Investments in Class U shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed less than twelve months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions). The Fund charges a fee of 1.00% on redemptions of shares held less than 90 days.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	ANNUAL REPORT
STATEMENT OF OPERATIONS

America First
Absolute
Return Fund
For the
Year Ended
June 30, 2011

Investment income:
Dividends - net of foreign withholding taxes of: $22,775	$ 1,659,011
Interest	7,118
Total investment income	1,666,129

Expenses:
Management fees	1,464,890
Distribution and/or service (12b-1) fees - Class A	219,398
Distribution and/or service (12b-1) fees - Class U	432,219
Administrator and related parties fees	244,523
Registration fees	41,451
Custody fees	19,161
Legal fees	16,590
Networking fees	15,746
Audit and tax fees	13,500
Miscellaneous	13,399
Compliance officer compensation	12,162
Interest expense	4,998
Trustees fees	2,422
Pricing fees	2,260
Insurance fees	722
Printing fees	567
Total expenses	2,504,008
Plus: Recoupment of expenses	58,104
Net expenses	2,562,112
Net investment loss	(895,983)

Realized and unrealized gain (loss) on investments:
Net realized gain on investments	17,995,169
Net realized gain on futures contracts	181,038
Net change in unrealized depreciation on investments and futures contracts	(2,204,304)
Net realized and unrealized gain on investments and futures contracts	15,971,903

Net increase in net assets resulting from operations	$ 15,075,920

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

	America First
	Absolute
	Return Fund
	For the	For the
	Year Ended	Period Ended
	June 30, 2011	June 30, 2010 (1)
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$ (895,983)	$ (155,764)
Net realized gain (loss) on investments and futures contracts	18,176,207	(13,980,377)
Net change in unrealized depreciation on investments and futures contracts	(2,204,304)	(559,568)
Net increase (decrease) in net assets resulting from operations	15,075,920	(14,695,709)

Increase in net assets from capital share
transactions (Note 2)	23,996,202	79,489,986

Total increase in net assets	39,072,122	64,794,277

Net Assets:
Beginning of year/period	64,794,277	-
End of year/period	$ 103,866,399	$ 64,794,277
Undistributed net investment loss	$ -	$ (1,095)

(1) The America First Absolute Return Fund commenced operations on February 26, 2010.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS		ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	America First Absolute Return Fund

	Class A

	For the Year Ended		For the Period Ended
	June 30, 2011		June 30, 2010(1)

Net Asset Value, Beginning of Period	$ 8.73		$ 10.00

Investment Operations:
Net investment loss	(0.09)		(0.01)
Net realized and unrealized gain(loss) on investments and futures contracts	2.16		(1.26)
Total from investment operations	2.07		(1.27)

Paid in Capital from Redemption fees	-	(b)	-

Net Asset Value, End of Period	$ 10.80		$ 8.73

Total Return (a)	23.71%		(12.70)%	(d)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$ 42,773		$ 34,043

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recoupment of expenses by Manager(e)	2.40%	(f)	2.78%	(c)
After fees waived and expenses absorbed/recoupment of expenses by Manager(e)	2.46%	(f)	2.45%	(c)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed/recoupment of expenses by Manager(e)	(0.71)%	(f)	(0.97)%	(c)
After fees waived and expenses absorbed/recoupment of expenses by Manager(e)	(0.77)%	(f)	(0.64)%	(c)

Portfolio turnover rate	575.17%		347.59%	(d)

(a) Aggregate total return. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.
(b) Redemption fees resulted in less than $0.01 per share.
(c) Annualized.
(d) Not annualized.
(e) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(f) The ratios include 0.01% for the year ended June 30, 2011 attributed to interest expense.
(1) The America First Absolute Return Fund Class A shares commenced operations on February 26, 2010.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout the Period

	America First Absolute Return Fund

	Class I

	For the Period Ended
	June 30, 2011(1)

Net Asset Value, Beginning of Period	$ 9.07

Investment Operations:
Net investment loss	(0.01)
Net realized and unrealized gain on investments and futures contracts	1.79
Total from investment operations	1.78

Paid in Capital from Redemption fees	-	(b)

Net Asset Value, End of Period	$ 10.85

Total Return (a)	19.63%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 13,774

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recoupment of expenses by Manager(e)	1.90%	(c)(f)
After fees waived and expenses absorbed/recoupment of expenses by Manager(e)	1.96%	(c)(f)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed/recoupment of expenses by Manager(e)	(0.02)%	(c)(f)
After fees waived and expenses absorbed/recoupment of expenses by Manager(e)	(0.08)%	(c)(f)

Portfolio turnover rate	575.17%	(d)

(a) Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.
(b) Redemption fees resulted in less than $0.01 per share.
(c) Annualized.
(d) Not annualized.
(e) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(f) The ratios include 0.01% for the period ended June 30, 2011 attributed to interest expense.
(1)The America First Absolute Return Fund Class I shares commenced operations on July 12, 2010.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period	ANNUAL REPORT

	America First Absolute Return Fund

	Class U

	For the Year Ended		For the Period Ended
	June 30, 2011		June 30, 2010(1)

Net Asset Value, Beginning of Period	$ 8.72		$ 10.00

Investment Operations:
Net investment loss	(0.13)		(0.03)
Net realized and unrealized gain (loss) on investments and futures contracts	2.13		(1.25)
Total from investment operations	2.00		(1.28)

Paid in Capital from Redemption fees	-	(b)	-

Net Asset Value, End of Period	$ 10.72		$ 8.72

Total Return (a)	22.94%		(12.80)%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 47,319		$ 30,751

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recoupment of expenses by Manager(e)	2.90%	(f)	3.28%	(c)
After fees waived and expenses absorbed/recoupment of expenses by Manager(e)	2.96%	(f)	2.95%	(c)

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed/recoupment of expenses by Manager(e)	(1.21)%	(f)	(1.47)%	(c)
After fees waived and expenses absorbed/recoupment of expenses by Manager(e)	(1.27)%	(f)	(1.14)%	(c)

Portfolio turnover rate	575.17%		347.59%	(d)

(a) Aggregate total return. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

(b) Redemption fees resulted in less than $0.01 per share.
(c) Annualized.
(d) Not annualized.
(e) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(f) The ratios include 0.01% for the period ended June 30, 2011 attributed to interest expense.
(1) The America First Absolute Return Fund Class U shares commenced operations on February 26, 2010.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	ANNUAL REPORT
AMERICA FIRST QUANTITATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2011

COMMON STOCK - (45.71%)	Shares	Value

Banks - (1.60%)
National Australia Bank Ltd. - ADR	37,000	$ 1,014,858

Beverages - (1.82%)
Companhia de Bebidas das Americas (Ambev) - ADR	34,400	1,160,312

Biotechnology - (9.12%)
PDL BioPharma, Inc.	473,800	2,781,206
The Medicines Company *	182,723	3,016,757
		5,797,963

Chemicals - (1.61%)
Ultrapar Participaco S.A. - ADR	56,267	1,020,121

Electric - (2.96%)
Cia Paranaense de Energia - ADR	34,000	923,440
CPFL Energia S.A. - ADR	11,000	955,900
		1,879,340

Healthcare - Products - (4.85%)
Kinetic Concepts, Inc. *	53,435	3,079,459

Internet - (1.48%)
J2 Global Communications, Inc. *	33,400	942,882

Mining - (2.87%)
Alumina Ltd. - ADR	93,700	862,040
BHP Billiton Ltd. - ADR	10,200	965,226
		1,827,266

Oil & Gas - (1.13%)
Samson Oil & Gas Ltd. – ADR *	243,000	719,280

Pharmaceuticals - (9.08%)
Cephalon, Inc. *	37,000	2,956,300
Omega Protein Corp. *	203,804	2,812,495
		5,768,795

Telecommunications - (9.19%)
Millicom International Cellular S.A.	10,166	1,054,722
Telefonica S.A. - ADR	38,900	952,661
Telefonos de Mexico SAB de CV (Telmex) - ADR	106,551	1,758,092
Telstra Corp., Ltd. - ADR	67,600	1,045,779
USA Mobility, Inc.	67,388	1,028,341
		5,839,595
TOTAL COMMON STOCK (Cost $29,541,606)		29,049,871

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	ANNUAL REPORT
AMERICA FIRST QUANTITATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2011

CORPORATE BONDS - (0.33%)	Principal	Value

Advertising - (0.04%)
Affinion Group, Inc., 11.50%, 10/15/2015	$ 25,000	$ 25,812

Banks - (0.03%)
Banco Hipotecario S.A., 9.75%, 04/27/2016	20,000	20,800

Commercial Services - (0.02%)
Ahern Rentals, Inc., 9.25%, 08/15/2013 ****	25,000	11,375

Computers - (0.03%)
IKON Office Solutions, Inc., 7.30%, 11/01/2027	20,000	20,272

Diversified Financial Services - (0.16%)
Nuveen Investments, Inc., 10.50%, 11/15/2015 ***	100,000	102,250

Home Builders - (0.05%)
Beazer Homes USA, Inc., 8.13%, 06/15/2016	35,000	30,713

TOTAL CORPORATE BONDS (Cost $192,943)		211,222

	Shares	Value
EXCHANGE-TRADED FUNDS - (6.22%)

Commodity Fund - (6.22%)
PowerShares DB Gold Fund *	37,000	1,943,980
PowerShares DB Oil Fund *	70,000	2,012,500
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,010,895)		3,956,480

PREFERRED STOCKS - (43.67%)

Banks - (21.86%)
Bank of America Corp., 8.63%, Series 8	111,000	2,924,850
Bank of America Corp., 8.20%, Series H	556	14,550
Deutsche Bank Contingent Capital Trust III, 7.60%	70,714	1,820,178
HSBC Holdings PLC, 8.125%	128,824	3,428,007
Santander Finance Preferred S.A. Unipersonal, 10.50%, Series 10	106,149	2,980,664
Wells Fargo & Company 8.00%, Series J	95,391	2,727,229
		13,895,478

Diversified Financial Services - (8.24%)
Credit Suisse/Guernsey, 7.90%	110,000	2,894,100
RBS Capital Funding Trust VII, 6.08%, Series G *	158,610	2,339,498
		5,233,598

Insurance - (13.57%)
Aegon NV, 6.38%, Series	103,623	2,446,539
America International Group, 7.70%, 12/18/2062	139,590	3,498,125
ING Groep NV, 8.50%	102,925	2,680,167
		8,624,831
TOTAL PREFERRED STOCKS (Cost $27,531,717)		27,753,907

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	ANNUAL REPORT
AMERICA FIRST QUANTITATIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2011

	Shares	Value
SHORT-TERM INVESTMENTS - (4.19%)
Fidelity Institutional Money Market Portfolio, Class I, 0.17%**	2,660,918	$ 2,660,918

TOTAL SHORT-TERM INVESTMENTS (Cost $2,660,918)		2,660,918

TOTAL INVESTMENTS (Cost $63,938,079) - 100.12%		$ 63,632,398

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (-0.12%)		(73,567)

NET ASSETS - 100%		$ 63,558,831

ADR -  American Depositary Receipts.

PLC – Public Liability Company.

*

Non-income producing security

**

Rate shown represents the rate at June 30, 2011, is subject to change daily.

***      Security exempt from registration under Rule 144A of the Securities Act of 1933. These  securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

****    Represents issuer in default on interest payment; non-interest producing security.

The Fund’s holdings were divided among the following economic sectors:

	Value	Percentage
Banks	$ 14,931,136	23.47%
Insurance	8,624,831	13.55%
Telecommunications	5,839,595	9.18%
Biotechnology	5,797,963	9.11%
Pharmaceuticals	5,768,795	9.07%
Diversified Financial Services	5,335,848	8.39%
Commodity Fund	3,956,480	6.22%
Healthcare - Products	3,079,459	4.84%
Short-Term Investments	2,660,918	4.18%
Electric	1,879,340	2.95%
Mining	1,827,266	2.87%
Beverages	1,160,312	1.82%
Chemicals	1,020,121	1.60%
Internet	942,882	1.48%
Oil & Gas	719,280	1.13%
Home Builders	30,713	0.05%
Advertising	25,812	0.04%
Computers	20,272	0.03%
Commercial Services	11,375	0.02%
Total Portfolio Holdings	$ 63,632,398	100.00%

The percentage in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2011 and are subject to change.

.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - June 30, 2011

America First Quantitative Strategies Fund
Assets:
Investments in securities, at value	$63,632,398
Receivables:
Capital shares sold	57,510
Dividends	94,487
Interest	3,584
Prepaid expenses	14,806
Total assets	63,802,785

Liabilities:
Payables:
Capital shares redeemed	42,683
Distribution payable	84,958
Distribution and/or service (12b-1) fees	74,809
Due to administrator and related parties	16,533
Other liabilities and accrued expenses	24,971
Total liabilities	243,954
Net Assets	$63,558,831

Investments in securities, at cost	$63,938,079

Net Assets consist of:
Paid-in capital	$57,701,722
Accumulated net realized capital gain	6,162,790
Net unrealized depreciation on investments	(305,681)

Total Net Assets (Unlimited no par value shares of beneficial interest authorized)	$63,558,831

Class A shares:
Net Assets applicable to 3,577,768 shares issued and outstanding	$23,856,076
Net Asset Value per share	$6.67
Maximum offering price per share (1)	$6.95
Minimum redemption price per share (2)	$6.60
Class C shares:
Net Assets applicable to 5,979,576 shares issued and outstanding	$39,702,755
Net Asset Value and offering price per share	$6.64
Maximum offering price per share (1)	$6.71
Minimum redemption price per share (3)	$6.57

(1)	There is a maximum front-end sales charge (load) of 4.00% imposed on purchases of Class A shares. There is a maximum front-end sales charge (load) of 1.00% imposed on purchases of Class C shares.
(2)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(3)

A CDSC of 1.00% is imposed in the event of redemption transactions of Class C shares less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS	ANNUAL REPORT
STATEMENT OF OPERATIONS

America First Quantitative Strategies Fund
For the Year Ended
June 30, 2011

Investment income:
Dividends - unaffiliated issuers (net of foreign withholding taxes of: $8,163)	$2,088,560
Dividends - affiliated issuers	147,886
Interest	33,454
Total investment income	2,269,900

Expenses:
Management fees	500,447
Distribution and/or service (12b-1) fees - Class A	57,059
Distribution and/or service (12b-1) fees - Class C	272,210
Administrator and related parties fees	150,496
Registration fees	36,963
Legal fees	16,375
Audit and tax fees	15,500
Compliance officer compensation	12,162
Custody fees	11,557
Networking fees	8,032
Miscellaneous	5,162
Interest expense	3,129
Pricing fees	3,058
Trustees fees	2,422
Insurance fees	1,472
Total expenses	1,096,044
Less: fees waived and expenses absorbed	(138,204)
Net expenses	957,840

Net investment income	1,312,060

Realized and unrealized gain (loss) on investments:
Net realized gain on investments - unaffiliated issuers	6,449,473
Net realized gain on investments - affiliated issuers	1,300,171
Net change in unrealized depreciation on investments - unaffiliated issuers	1,604,609
Net change in unrealized appreciation on investments - affiliated issuers	(185,452)
Net realized and unrealized gain on investments	9,168,801

Net increase in net assets resulting from operations	$10,480,861

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS		ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS

	America First Quantitative Strategies Fund	America First Quantitative Strategies Fund
	For the Year Ended	For the Year Ended
	June 30, 2011	June 30, 2010 (1)

Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 1,312,060	$ 503,501
Net realized gain on investments	7,749,644	1,165,936
Net change in unrealized appreciation/(depreciation) on investments	1,419,157	(1,995,071)
Net increase (decrease) in net assets resulting from operations	10,480,861	(325,634)

Distributions to shareholders from:
Net investment income - Class A	(681,371)	(297,024)
Net investment income - Class C	(695,415)	(202,021)
Net realized gain - Class A	(868,177)	-
Net realized gain - Class C	(995,365)	-
Total distributions to shareholders	(3,240,328)	(499,045)

Increase in net assets from capital share
transactions (Note 2)	23,220,641	30,740,009

Total increase in net assets
	30,461,174	29,915,330
Net Assets:
Beginning of year	33,097,657	3,182,327
End of year	$ 63,558,831	$ 33,097,657

Undistributed net investment income	$ -	$ 4,456

(1) Consolidated with the accounts of all of its affiliates in which the Fund held a controlling financial interest as of the financial statement date.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS		ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	America First Quantitative Strategies Fund

	Class A

	For the Year Ended		For the Year Ended		For the Year Ended		For the Period Ended
	June 30, 2011		June 30, 2010		June 30, 2009		June 30, 2008 (1)

Net Asset Value, Beginning of period	$ 5.58		$ 4.81		$ 7.89		$ 10.00

Investment Operations:
Net investment income	0.19		0.15		0.23		0.48
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	1.33		0.76		(3.06)		(2.10)
Total from investment operations	1.52		0.91		(2.83)		(1.62)

Distributions from:
Net investment income	(0.19)		(0.14)		(0.25)		(0.49)
Net realized gain	(0.24)		-		-		-
Total distributions	(0.43)		(0.14)		(0.25)		(0.49)

Paid in Capital from Redemption fees	-	(b)	-		-		-

Net Asset Value, End of Period	$ 6.67		$ 5.58		$ 4.81		$ 7.89

Total Return (a)	27.66%		18.96%		(35.75)%		(16.49)%	(f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 23,856		$ 16,669		$ 2,857		$ 1,071

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed(c)	1.78%	(g)	2.46%	(e)	6.42%	(e)	11.17%	(d)
After fees waived and expenses absorbed(c)	1.51%	(g)	1.59%	(e)	2.33%	(e)	1.50%	(d)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed(c)	2.65%	(g)	2.55%	(e)	(0.88)%	(e)	(0.22)%	(d)
After fees waived and expenses absorbed(c)	2.92%	(g)	3.42%	(e)	3.21%	(e)	9.45%	(d)

Portfolio turnover rate	284.37%		76.67%		188.73%		126.20%	(f)

(a)  Aggregate total return. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

(b) Redemption fees resulted in less than $0.01 per share.
(c) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(d) Annualized.

(e)  The ratios include the impact of the consolidation of America First Growth Portfolio, Series 2 of 0.09% and 0.83% for the years ended June 30, 2010 and June 30, 2009, respectively. These ratios exclude impact of expenses of the underlying unit investment trusts other than America First Growth Portfolio, Series 2.

(f) Not annualized.
(g) The ratios include 0.01% for the year ended June 30, 2011 attributed to interest expense.
(1) The America First Quantitative Strategies Fund Class A shares commenced operations on September 28, 2007.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS		ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	America First Quantitative Strategies Fund

	Class C

	For the Year Ended		For the Year Ended		For the Year Ended		For the Period Ended
	June 30, 2011		June 30, 2010		June 30, 2009		June 30, 2008 (1)

Net Asset Value, Beginning of Period	$ 5.56		$ 4.81		$ 7.89		$ 10.00

Investment Operations:
Net investment income	0.14		0.11		0.19		0.48
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	1.33		0.76		(3.05)		(2.14)
Total from investment operations	1.47		0.87		(2.86)		(1.66)

Distributions from:
Net investment income	(0.15)		(0.12)		(0.22)		(0.45)
Net investment income	(0.24)		-		-		-
Total distributions	(0.39)		(0.12)		(0.22)		(0.45)

Paid in Capital from Redemption fees	-	(b)	-		-		-

Net Asset Value, End of Period	$ 6.64		$ 5.56		$ 4.81		$ 7.89

Total Return (a)	26.73%		17.95%		(36.21%)		(16.90)%	(f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 39,703		$ 16,428		$ 325		$ 428

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed(c)	2.53%	(g)	3.22%	(e)	7.17%	(e)	11.92%	(d)
After fees waived and expenses absorbed(c)	2.26%	(g)	2.34%	(e)	3.08%	(e)	2.25%	(d)

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed(c)	2.09%	(g)	1.96%	(e)	(1.63)%	(e)	(0.97)%	(d)
After fees waived and expenses absorbed(c)	2.36%	(g)	2.84%	(e)	2.46%	(e)	8.70%	(d)

Portfolio turnover rate	284.37%		76.67%		188.73%		126.20%	(f)

(a)  Aggregate total return. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

(b) Redemption fees resulted in less than $0.01 per share.
(c) These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(d) Annualized.

(e)  The ratios include the impact of the consolidation of America First Growth Portfolio, Series 2 of 0.09% and 0.83% for the years ended June 30, 2010 and June 30, 2009, respectively. These ratios exclude impact of expenses of the underlying unit investment trusts other than America First Growth Portfolio, Series 2.

(f) Not annualized.
(g) The ratios include 0.01% for the year ended June 30, 2011 attributed to interest expense.
(1) The America First Quantitative Strategies Fund Class C shares commenced operations on September 28, 2007.

The accompanying notes are an integral part of these financial statements.

AMERICA FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

ANNUAL REPORT

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), formerly known as Catalyst Funds, was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of seventeen series. These financial statements include the following four series: America First Defensive Growth Fund, America First Income Trends Fund, America First Absolute Return Fund and America First Quantitative Strategies Fund (each a “Fund” and collectively, the “Funds”). The Funds are registered as diversified series of the Trust. The investment objectives of each Fund are set forth below. America First Capital Management, LLC (the “Manager”) is investment advisor to the Funds.

America First Defensive Growth Fund (“Defensive Growth Fund”) commenced operations on May 23, 2011. The Fund’s investment objective is to achieve capital appreciation through all market cycles.

America First Income Trends Fund (“Income Trends Fund”) commenced operations on July 1, 2010. The Fund’s investment objective is to achieve total return with a high rate of current income and total return with lower volatility than common stocks as measured by standard deviation.

America First Absolute Return Fund (“Absolute Return Fund”) commenced operations on February 26, 2010. The Fund’s investment objective is to achieve capital appreciation with a focus on producing positive returns regardless of the direction of financial markets.

America First Quantitative Strategies Fund (“Quantitative Strategies Fund”) commenced operations on
September 28, 2007. Prior to November 3, 2008, the Fund was named the America First Income Strategies Fund. The Fund’s investment objective is to achieve long-term capital appreciation and to achieve positive returns through all market cycles.

The Defensive Growth Fund, Income Trends Fund and Absolute Return Fund offer three classes of shares, Class A, Class I and Class U. The Quantitative Strategies Fund offers two classes of shares, Class A and Class C. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)

Investment Valuation - The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) U.S. Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All of these prices are obtained from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information from pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities. In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects the value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

AMERICA FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

ANNUAL REPORT

 (1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of June 30, 2011:

Defensive Growth Fund

Assets
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$ 5,415,858	$ 5,415,858	$ -	$ -
Exchange-Traded Funds	1,949,738	1,949,738	-	-
Short-Term Investments	135,392	-	135,392	-
Total	$ 7,500,988	$ 7,365,596	$ 135,392	$ -

Liabilities
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock Sold Short (2)	$ 1,263,582	$ 1,263,582	$ -	$ -
Total	$ 1,263,582	$ 1,263,582	$ -	$ -

Income Trends Fund

Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$ 16,438,584	$ 16,438,584	$ -	$ -
Exchange-Traded Funds	7,484,482	7,484,482	-	-
Preferred Stock (2)	20,691,162	20,691,162	-	-
Short-Term Investments	781,979	-	781,979	-
Total	$ 45,396,207	$ 44,614,228	$ 781,979	$ -

Absolute Return Fund

Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$ 99,105,781	$ 92,274,313	$ 6,831,468	$ -
Exchange-Traded Funds	4,937,381	4,937,381	-	-
Total	$ 104,043,162	$ 97,211,694	$ 6,831,468	$ -

AMERICA FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

ANNUAL REPORT

 (1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

Quantitative Strategies Fund

Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$ 29,049,871	$ 26,989,234	$ 2,060,637	$ -
Corporate Bonds (2)	211,222	-	211,222	-
Exchange-Traded Funds	3,956,480	3,956,480	-	-
Preferred Stock (2)	27,753,907	27,753,907	-	-
Short-Term Investments	2,660,918	-	2,660,918	-
Total	$ 63,632,398	$ 58,699,621	$ 4,932,777	$ -

(1) As of and during the period ended June 30, 2011, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2) For a detailed break-out of common stocks, preferred stocks, and corporate bonds by investment category please refer to the Schedules of Investments.

  The Funds had no significant transfers between Level 1 and Level 2 during the year/period ended June 30, 2011.

b)

Financial Futures Contracts–Each Fund may invest in futures contracts to hedge or manage risks associated with the Funds’ securities investments or to gain exposure to certain asset classes or markets. As required by the 1940 Act, the Funds may purchase or sell futures contracts only if the Funds’ liabilities for the futures position are “covered” by an offsetting position in a futures contract or by the Funds segregating liquid assets equal to the Funds’ liabilities on the futures contract. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Funds upon closing the futures contract. The Funds record an unrealized gain or loss by marking each futures contract to market on a daily basis. A realized gain or loss is recorded when the contract is closed. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Statements of Assets and Liabilities.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Funds may be required to make cash payments to maintain their required margin. In such situations, if the Funds had insufficient cash, they might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so. In addition, the Funds might be required to make delivery of the underlying instruments of futures contracts they hold. The inability to close positions in futures could also have an adverse impact on the Funds’ ability to hedge or manage risks effectively.

Successful use of futures by the Funds is also subject to the Manager’s ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the assets that are the subject of the hedge. In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Manager may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

AMERICA FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

ANNUAL REPORT

 (1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds will purchase or sell futures contracts in accordance with the Commodity Futures Trading Commission regulations.

GAAP requires disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

Details of the disclosures are as follows for the fiscal year ended June 30, 2011:

The effect of derivative instruments on the Statement of Operations is as follows:

	Derivatives not Accounted for	Location of Gain (Loss) on
Fund	as Hedging Instruments	Derivatives Recognized in Income*	Value
Absolute Return Fund	Futures Contracts	Net realized gain on futures contracts	$181,038

c)

 Federal Income Tax - The Quantitative Strategies Fund and Absolute Return Fund have qualified and intend to continue to qualify as regulated investment companies and the Defensive Growth Fund and Income Trends Fund intend to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provision is required.

As of and during the period since inception from May 23, 2011 through June 30, 2011, the Defensive Growth Fund did not have a liability for any unrecognized tax expense. As of and during the period since inception from July 1, 2010 through June 30, 2011, the Income Trends Fund did not have a liability for any unrecognized tax expense. As of and during the year ended June 30, 2011, the Absolute Return Fund and Quantitative Strategies Fund did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the statements of operations. During the year/period ended June 30, 2011, the Funds did not incur any interest or penalties. Management has analyzed the Funds’ tax positions taken or to be taken on Federal income tax returns for all open tax periods (tax period ended June 30, 2011 for the Defensive Growth Fund and Income Trends Fund, tax periods/years ended June 30, 2010 and June 30, 2011 for the Absolute Return Fund and tax periods/years ended June 30, 2008, June 30, 2009, June 30, 2010 and June 30, 2011 for the Quantitative Strategies Fund) and has concluded that no provision for income tax is required in these financial statements. The Funds’ tax returns for the periods are open for examination by applicable taxing authorities. No examination of the Funds’ tax returns is presently in progress.

d)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

e)

Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis using the effective interest method. Discounts and premiums on debt securities are amortized over their respective lives. Withholding taxes on foreign dividends have been provided for in accordance with the Funds understanding of the applicable country’s tax rules and rates.

f)

Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

g)

   Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

h)

   Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

AMERICA FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

ANNUAL REPORT

(2)

CAPITAL SHARE TRANSACTIONS

Transactions in shares of beneficial interest for the Defensive Growth Fund Class A, Class I and Class U shares for the period since inception from May 23, 2011 through June 30, 2011 were as follows:

	Class A		Class I		Class U
	Shares	Amount	Shares	Amount	Shares	Amount
Sold	200,175	$ 1,994,122	307,291	$ 3,066,108	529,798	$ 5,272,029
Redeemed(1)	(53,113)	(519,206)	(6,655)	(65,235)	(171,087)	(1,668,270)
Net Increase	147,062	$ 1,474,916	300,636	$ 3,000,873	358,711	$ 3,603,759

(1)The redeemed amounts are net of redemption fees withheld by the Fund of $0, $474 and $320 for Class A, Class I and Class U, respectively.

Transactions in shares of beneficial interest for the Income Trends Fund Class A, Class I and Class U shares for the year ended June 30, 2011 were as follows:

	Class A		Class I		Class U
	Shares	Amount	Shares	Amount	Shares	Amount
Sold	1,404,176	$14,744,722	1,579,077	$16,473,324	2,492,543	$25,937,642
Reinvested	57,070	592,709	61,271	635,049	77,972	805,352
Redeemed(1)	(620,708)	(6,427,118)	(324,462)	(3,380,665)	(207,568)	(2,138,225)
Net Increase	840,538	$8,910,313	1,315,886	$13,727,708	2,362,947	$24,604,769

(1)The redeemed amounts are net of redemption fees withheld by the Fund of $3,361, $5,175 and $2,115 for Class A, Class I and Class U, respectively.

Transactions in shares of beneficial interest for the Absolute Return Fund Class A, Class I and Class U shares for the year ended June 30, 2011 were as follows:

	Class A		Class I		Class U
	Shares	Amount	Shares	Amount	Shares	Amount
Sold	2,850,508	$ 30,683,988	1,676,784	$ 17,541,479	2,545,964	$ 26,404,943
Reinvested	-	-	-	-	-	-
Redeemed(1)	(2,787,656)	(29,293,080)	(407,081)	(4,475,781)	(1,660,502)	(16,865,347)
Net Increase	62,852	$ 1,390,908	1,269,703	$ 13,065,698	885,462	$ 9,539,596

(1)The redeemed amounts are net of redemption fees withheld by the Fund of $5,671, $2,585 and $1,427 for Class A, Class I and Class U, respectively.

Transactions in shares of beneficial interest for the Quantitative Strategies Fund Class A and Class C shares for the year ended June 30, 2011 were as follows:

	Class A		Class C
	Shares	Amount	Shares	Amount
Sold	1,531,923	$ 9,709,672	3,515,195	$ 22,819,862
Reinvested	209,879	1,347,469	235,931	1,511,907
Redeemed	(1,151,419)	(7,521,011)	(724,708)	(4,647,258)
Net Increase	590,383	$ 3,536,130	3,026,418	$ 19,684,511

AMERICA FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

ANNUAL REPORT

 (2)

CAPITAL SHARE TRANSACTIONS (continued)

Transactions in shares of beneficial interest for the Absolute Return Fund Class A and Class U shares for the period since inception from February 26, 2010 through June 30, 2010 were as follows:

	Class A		Class U
	Shares	Amount	Shares	Amount
Sold	4,318,499	$ 46,609,525	3,695,942	$ 39,155,646
Reinvested	-	-	-	-
Redeemed	(420,555)	(4,566,184)	(167,601)	(1,709,001)
Net Increase	3,897,944	$ 42,043,341	3,528,341	$ 37,446,645

Transactions in shares of beneficial interest for the Quantitative Strategies Fund Class A and Class C shares for the year ended June 30, 2010 were as follows:

	Class A		Class C
	Shares	Amount	Shares	Amount
Sold	2,620,906	$ 15,272,610	2,956,610	$ 17,179,108
Reinvested	45,658	261,613	32,266	183,929
Redeemed	(272,816)	(1,556,047)	(103,364)	(601,204)
Net Increase	2,393,748	$ 13,978,176	2,885,512	$ 16,761,833

(3)

INVESTMENT TRANSACTIONS

For the year/period ended June 30, 2011, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales
Defensive Growth Fund(1)	$ 10,237,774	$ 2,815,463
Income Trends Fund	148,194,306	102,592,194
Absolute Return Fund	597,508,108	521,817,001
Quantitative Strategies Fund	155,428,585	134,816,159

  There were no government securities purchased or sold by the Funds during the year/period.

(1)

The Defensive Growth Fund commenced operations on May 23, 2011.

AMERICA FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

ANNUAL REPORT

(4)

INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

America First Capital Management, LLC (“AFCM” or the “Manager”) acts as investment advisor for the Funds pursuant to the terms of the Investment Management Agreements (the “Management Agreements”). Under the terms of the Management Agreements, AFCM is responsible for formulating the Funds’ investment policies, making ongoing investment decisions and engaging in portfolio transactions. The Management Agreements provide that the Manager will provide the Funds with investment advice and supervision and will continuously furnish an investment program for the Funds consistent with the investment objectives and policies of the Funds. For its services under the Management Agreements, the Manager is paid a monthly management fee at the annual rate of 1.50%, 1.25%, 1.50% and 1.00% of the average daily net assets of the Defensive Growth Fund, Income Trends Fund, Absolute Return Fund and Quantitative Strategies Fund, respectively. For the period since inception from May 23, 2011 through June 30, 2011, the Defensive Growth Fund incurred $10,277 of management fees, before waiver and reimbursements described below. As of June 30, 2011, there was $198 due from the Manager for the Defensive Growth Fund. For the period since inception from July 1, 2010 through June 30, 2011, Income Trends Fund incurred $433,662 of management fees, before waiver and reimbursements described below. As of June 30, 2011, there was no amount due to the Manager for the Income Trends Fund. For the year ended June 30, 2011, the Absolute Return Fund incurred $1,464,890 of management fees, before recoupments described below. As of June 30, 2011, there was no amount due to the Manager for the Absolute Return Fund. For the year ended June 30, 2011, the Quantitative Strategies Fund incurred $500,447 of management fees, before the waivers and reimbursements described below. As of June 30, 2011, there was no amount due to the Manager for the Quantitative Strategies Fund.

AFCM and the Funds have entered into an Expense Limitation Agreements under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; underlying fund expenses and extraordinary expenses) at 2.45% for Class A, 1.95% for Class I and 2.95% for Class U of the Defensive Growth Fund’s average daily net assets through October 31, 2011; at 2.20% for Class A, 1.70% for Class I and 2.70% for Class U of the Income Trends Fund’s average daily net assets through October 31, 2011; at 2.45% for Class A, 1.95% for Class I and 2.95% for the Class U of the Absolute Return Fund’s average daily net assets through October 31, 2011 and 1.50% for Class A and 2.25% for Class C of the Fund’s average daily net assets through October 31, 2011 for the Quantitative Strategies Fund. Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which those particular expenses are incurred, if the Funds are able to make the repayments without exceeding the expense limitations in effect at that time and the repayments are approved by the Board of Trustees. For the period since inception from May 23, 2011 through June 30, 2011, the Manager waived management fees of $10,277 and reimbursed Fund expenses of $12,824 for the Defensive Growth Fund. For the period ended June 30, 2011, the Manager may recapture $23,101 no later than June 30, 2014, subject to the terms of the Expense Limitation Agreement. For the period since inception from July 1, 2010 through June 30, 2011, the Manager waived management fees of $35,882 for the Income Trends Fund. The Manager may recapture $35,882 no later than June 30, 2014, subject to the terms of the Expense Limitation Agreement. For the year ended June 30, 2011, the Absolute Fund was able to recoup expenses of $58,104 as a result of previous Management fee waivers. For the year ended June 30, 2011, the Manager waived management fees of $138,204 for the Quantitative Strategies Fund. The Manager may recapture $85,989, $134,924 and $138,204 no later than June 30, 2012, June 30, 2013 and June 30, 2014, respectively, subject to the terms of the Expense Limitation Agreement.

Effective December 1, 2010, the Trust has entered into an Management Services Agreement (the “Management Services Agreement”) with Abbington Capital Group, LLC (“Abbington”). Pursuant to the Management Services Agreement, Abbington provides sponsorship, management and supervisory services. For Abbington’s services to the Funds, each Fund pays Abbington a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $100 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the period since inception from May 23, 2011 through June 30, 2011, the Defensive Growth Fund incurred $1,211 for such fees, with $998 remaining payable at June 30, 2011. For the period since inception from July 1, 2010 through June 30, 2011, the Income Trends Fund incurred $28,339 for such fees, with $4,106 remaining payable at June 30, 2011. For the year ended June 30, 2011, the Absolute Return Fund incurred $65,490 for such fees, with $8,827 remaining payable at June 30, 2011. For the year ended June 30, 2011, the Quantitative Strategies Fund incurred $36,122 for such fees, with $5,606 remaining payable June 30, 2011.

The Funds have entered into an Investment Company Services Agreement (the “Services Agreement”) with Matrix 360 Administration, LLC (“Matrix”). Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Funds including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services. For Matrix’s services to the Funds, the Funds pay Matrix a base fee of $20,000 annually, an annualized asset-based fee of 0.25% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. Effective December 1, 2010, the Funds pays Matrix a base fee of $15,000 annually, an annualized asset-based fee of 0.15% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the period since inception from May 23, 2011 through June 30, 2011, the Defensive Growth Fund incurred $3,966 for such fees including out of pocket expenses, with $3,482 remaining payable at June 30, 2011. For the period since inception from July 1, 2010 through June 30, 2011, the Income Trends Fund incurred $85,620 for such fees including out of pocket expenses, with $8,144 remaining payable at June 30, 2011.

AMERICA FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

ANNUAL REPORT

(4)

INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

For the year ended June 30, 2011, the Absolute Return Fund incurred $179,033 for such fees including out of pocket expenses, with $13,113 remaining payable at June 30, 2011, For the year ended June 30, 2011, the Quantitative Strategies Fund incurred $114,374 for such services including out of pocket expenses, with $9,927 remaining payable at June 30, 2011.

Pursuant to the Services Agreement, Matrix provides chief compliance officer services to the Funds. For these services Matrix receives a base fee of $12,000 per year per Fund. For the period since inception from May 23, 2011 through June 30, 2011, the Defensive Growth Fund incurred $1,263 with $1,000 remaining payable at June 30, 2011. For the period since inception from July 1, 2010 through June 30, 2011, the Income Trends Fund incurred $12,162 with $1,000 remaining payable at June 30, 2011, Absolute Return Fund and Quantitative Strategies Fund incurred $12,162 and $12,162 of compliance fees, respectively, with $1,000 and $1,000 remaining payable at June 30, 2011.

Matrix Capital Group, Inc. acts as Distributor of the Funds’ shares. For the year ended June 30, 2011, Matrix received no commissions from the sale of Class A shares, Class C shares and Class U shares. Shares of the Funds are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Funds at any time.

Certain officers of the Trust are officers and/or employees of Matrix.  A trustee is an officer and owner of Abbington.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, pursuant to which each Fund pays to the Manager a monthly fee for distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A and up to 1.00% for the Class C and Class U shares based on average daily net assets of each class. Class A shares are currently paying 0.50% per annum of 12b-1 fees for the Defensive Growth Fund, Income Trends Fund and Absolute Return Fund, Class A shares are currently paying 0.25% per annum of 12b-1 fees for the Quantitative Strategies Fund and Class C and Class U shares are currently paying 1.00% per annum of 12b-1 fees. The Manager may, in turn, pay such fees to dealers and other financial service organizations for eligible services provided by those parties to the Funds. The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. For the period since inception from May 23, 2011 through June 30, 2011, the Defensive Growth Fund incurred $635 and $3,110 of 12b-1 fees attributable to Class A and Class U shares, respectively. For the period since inception from
July 1, 2010 through June 30, 2011, the Income Trends Fund incurred $44,610 and $153,779 of 12b-1 fees attributable to Class A and Class U shares, respectively. For the year ended June 30, 2011, the Absolute Return Fund incurred $219,398 and $432,219 of 12b-1 fees attributable to Class A and Class U shares, respectively. For the year ended June 30, 2011, the Quantitative Strategies Fund incurred $57,059 and $272,210 of 12b-1 fees attributable to Class A and Class C shares, respectively.

For the year/period ended June 30, 2011, AFCM received contingent deferred sales charges from certain redemptions of the Quantitative Strategies Fund’s Class C shares of $20,736. The respective shareholders pay such charges, which are not an expense of the Fund.

For the year ended June 30, 2011, AFCM received $16,172 $110,756, $169,048 and $22,805 from Defensive Growth Fund, the Income Trends Fund, Absolute Return Fund and Quantitative Strategies Fund, respectively, in underwriter concessions from the sale of shares of the Funds.

(5)

TAX MATTERS

The tax character of dividends and distributions paid by the Income Trends Fund were as follows:

For the Year Ended June 30, 2011
Class A - Ordinary Income	$ 680,544
Class I - Ordinary Income	851,891
Class U - Ordinary Income	1,129,155

The tax character of dividends and distributions paid by the Quantitative Strategies Fund were as follows:

	For the Year Ended June 30, 2011	For the Year Ended June 30, 2010
Class A - Ordinary Income	$ 1,484,087	$ 297,024
Class C - Ordinary Income	1,615,729	202,021
Class A - Long-Term Capital Gains	65,461	-
Class C - Long-Term Capital Gains	75,051	-

AMERICA FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

ANNUAL REPORT

(5)

TAX MATTERS (continued)

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized depreciation of investments at June 30, 2011 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Defensive Growth Fund *	$ 6,250,733	$ 194,242	$ (207,569)	$ (13,327)
Income Trends Fund	47,115,299	223,969	(1,943,061)	(1,719,092)
Absolute Return Fund	107,759,578	3,430,228	(7,146,644)	(3,716,416)
Quantitative Strategies Fund	63,984,311	1,159,978	(1,511,891)	(351,913)

                          * Net of securities sold short.

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. As of June 30, 2011, the Funds’ most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

		Undistributed	Undistributed			Total
	Unrealized	Ordinary	Capital	Post-October	Post-December	Distributable
Fund	Depreciation	Income	Gains	Capital Loss	Ordinary Losses	Earnings
Defensive Growth Fund	$ (13,327)	$ -	$ -	$ (16,755)	$ (3,873)	$ (33,955)
Income Trends Fund	(1,719,092)	1,179	29,109	-	-	(1,688,804)
Absolute Return Fund	(3,716,416)	3,703,334	549,057	-	-	535,975
Quantitative Strategies Fund	(351,913)	6,167,153	42,494	(625)	-	5,857,109

The undistributed ordinary income, capital gains and post-October losses shown above differ from corresponding accumulated net investment income and accumulated net realized gain (loss) figures in the statements of assets and liabilities due to differing book/tax treatment of short-term capital gains, flow through income and deferred passive losses from limited partnerships, and certain temporary book/tax differences due to the tax deferral of post-October/December losses and wash sales.

Under current tax law, net capital losses realized after October 31st and (for fiscal years beginning after December 22, 2010) ordinary losses occurring after December 31st may be deferred and treated as occurring on the first day of the following fiscal year.  The Funds have elected to defer net capital losses as follows:

	Post-October Losses		Post-December Losses
Fund	Deferred	Utilized	Deferred
Defensive Growth Fund	$ 16,755	$ -	$ 3,873
Income Trends Fund	-	-	-
Absolute Return Fund	-	12,908,652	-
Quantitative Strategies Fund	625	-	-

In accordance with the accounting pronouncements, the Funds have recorded reclassifications in their capital accounts.  These reclassifications have no impact on the net asset value of the Funds and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to shareholders. These reclassifications were primarily attributable to net investment losses and permanent book/tax differences. As of June 30, 2011, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below:

	Undistributed/ Accumulated	Accumulated
	Net Investment	Net Realized
Fund	Income (Loss)	Gain (Loss)	Paid in Capital
Defensive Growth Fund	$ -	$ -	$ -
Income Trends Fund	15,326	(15,326)	-
Absolute Return Fund	897,078	(897,078)	-
Quantitative Strategies Fund	60,270	(60,270)	-

AMERICA FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

ANNUAL REPORT

 (6)

TRANSACTIONS IN SHARES OF AFFILIATES

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in the company being considered an affiliated company, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in the Quantitative Strategies Fund as of June 30, 2011 amounted to $0, representing 0.00% of net assets. Transactions in the Quantitative Strategies Fund during the fiscal year ended June 30, 2011 in which the issuer was an “affiliated person” are as follows:

	America First	America First	America First	America First
	Absolute Return	Defensive Growth	Income Trends	Income Trends
	Portfolio Series 2	Portfolio Series 6	Portfolio Series 4	Portfolio Series 5
June 30, 2010
Shares	122,820	405,629	180,000	577,197
Cost	$ 1,235,702	$ 4,151,035	$ 1,822,657	$ 5,991,405
Gross Additions
Shares	-	-	-	-
Cost	$ -	$ -	$ -	$ -
Gross Deductions
Shares	(122,820)	(405,629)	(180,000)	(577,197)
Cost	$ (1,235,702)	$ (4,151,035)	$ (1,822,657)	$ (5,991,405)
June 30, 2011
Shares	-	-	-	-
Cost	$ -	$ -	$ -	$ -
Market Value	$ -	$ -	$ -	$ -
Realized gain (loss)	$ 93,974	$ 328,250	$ 105,504	$ 772,443
Investment income	$ 3,844	$ 10,222	$ 13,878	$ 119,942

Totals
June 30, 2010
Shares	1,285,646
Cost	$ 13,200,799
Gross Additions
Shares	-
Cost	$ -
Gross Deductions
Shares	(1,285,646)
Cost	$ (13,200,799)
June 30, 2011
Shares	-
Cost	$ -
Market Value	$ -
Realized gain (loss)	$ 1,300,171
Investment income	$ 147,886

(7)

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

AMERICA FIRST FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2011

ANNUAL REPORT

 (8)

RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on financial statement disclosures.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

 (9)

THE REGULATED INVESTMENT COMPANY MODERNIZATION ACT

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

Capital losses incurred after December 31, 2010 may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

the Mutual Fund Series Trust and the Shareholders

of the America First Absolute Return Fund,

the America First Quantitative Strategies Fund,

the America First Income Trends Fund and

the America First Defensive Growth Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the America First Absolute Return Fund, a series of shares of beneficial interest of the Mutual Fund Series Trust (formerly the Catalyst Funds), as of June 30, 2011 and the related statement of operations for the year then ended and the statement of changes in net assets for the year then ended and for the period from February 26, 2010 (commencement of operations) to June 30, 2010 and the financial highlights for the year  and period then ended and for the period from February 26, 2010 (commencement of operations) to June 30, 2010. We have also audited the accompanying statement of assets and liabilities, including the schedule of investments, of the America First Quantitative Strategies Fund, a series of shares of beneficial interest of the Mutual Fund Series Trust, as of June 30, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period from September 28, 2007 (commencement of operations) to June 30, 2008. We have also audited the accompanying statement of assets and liabilities, including the schedule of investments, of the America First Income Trends Fund, a series of shares of beneficial interest of the Mutual Fund Series Trust, as of June 30, 2011 and the related statements of operations and the changes in net assets and the financial highlights for the year then ended. We have also audited the accompanying statement of assets and liabilities, including the schedule of investments, of the America First Defensive Growth Fund, a series of shares of beneficial interest of the Mutual Fund Series Trust, as of June 30, 2011 and the related statements of operations and the changes in net assets and the financial highlights for the period from May 23, 2011 (commencement of operations) to June 30, 2011.  These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2011, by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the America First Absolute Return Fund, the America First Quantitative Strategies Fund, the America First Income Trends Fund and the America First Defensive Growth Fund as of June 30, 2011, the results of their operations, the changes in their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

August 29, 2011

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statements of Additional Information for descriptions of the Management Agreements, Services Agreements and Distribution (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset value of shares of the Funds.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov.  The Funds’ Form N-Qs may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-217-8363; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-217-8363; and on the Commission’s website at http://www.sec.gov.

Shareholder tax information – The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the fiscal year ended June 30, 2011, the following dividends and distributions per share were paid by the Funds:

	Ordinary Income	Long-Term Capital Gains
America First Income Trends Fund Class A	$ 0.744991	$ 0.000289
America First Income Trends Fund Class U	0.701289	0.000289
America First Income Trends Fund Class I	0.792891	0.000289
America First Quantitative Strategies Fund Class A	0.410502	0.017793
America First Quantitative Strategies Fund Class C	0.366973	0.017793

The tax information above is reported for the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which was mailed in 2012 to determine the calendar year amounts to be included on their 2011 tax returns.  Shareholders should consult their own tax advisors.

Results of a Special Meeting of Shareholders of the America First Quantitative Strategies Fund held on September 30, 2010 (Unaudited)

A Special Meeting of Shareholders was held on September 30, 2010 to consider and approve the following:

1. To approve a new Management Agreement with AmericaFirst Capital Management, LLC, the Fund’s current adviser.

Approval of the proposals required a separate vote by shareholders of the Fund to bind the Fund. Approval required the affirmative vote of “a majority of the outstanding voting securities” of the Fund as that term is defined under the 1940 Act. This means the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding shares are present or represented by proxy at the Meeting or (b) more than 50% of the outstanding shares of the Fund.

Unaudited: At the Special Meeting of Shareholders, The America First Quantitative Strategies Fund had 51.34% of shareholders entitled to vote present by proxy. The proposals were approved by the Shareholders of the Trust with voting results as follows:

	For	Against	Abstain

Advisory Agreement	2,930,082	67,440	219,330

Board Deliberations Regarding Approval of America First Defensive Growth Fund Advisory Agreement (Unaudited)

At an in-person meeting of the Board of Trustees of Mutual Fund Series Trust (formerly Catalyst Funds) (the "Trust) on February 16, 2011, the Board approved a Management Agreement between AmericaFirst Capital Management, LLC ("AmericaFirst") and the Trust, on behalf of the AmericaFirst Defensive Growth Fund (the "Fund").  The Board reviewed materials provided by AmericaFirst regarding its business and the qualifications and investment experience of its personnel, including a copy of AmericaFirst’s registration statement on Form ADV.

The Board discussed the nature, quality and extent of the services provided by AmericaFirst.  As to the nature, extent and quality of the services to be provided by AmericaFirst to the Fund, the Trustees considered that AmericaFirst will, subject to the supervision of the Board, provide to the Fund such investment advice as AmericaFirst in its discretion deems advisable and will furnish or arrange to furnish a continuous investment program for the Fund consistent with its investment objective and policies.  The Board discussed with a representative of AmericaFirst the history of AmericaFirst and its investment philosophy.

The Trustees recalled from the approval of the management agreement of the other AmericaFirst-managed funds that AmericaFirst has adopted compliance programs to monitor and review investment decisions and to prevent and detect violations of each fund's investment policies and limitations, as well as federal securities laws.  The Board reviewed a letter from the U.S. Securities and Exchange Commission (the "SEC") to AmericaFirst regarding the SEC's recent examination of the adviser and noted that AmericaFirst had updated its Form ADV in response to comments from the SEC staff.  The Trustees also noted that AmericaFirst recently added a new employee as its Chief Compliance Officer.

The Trustees considered the scope of the services to be provided by AmericaFirst and noted that it would be responsible for maintaining and monitoring its compliance programs and the compliance program for the Fund.  The Trustees considered the investment experience of the portfolio managers of AmericaFirst.  Following discussion, the Trustees concluded that, overall, they were satisfied with the nature, extent and quality of the services to be provided to the Fund under the proposed AmericaFirst Management Agreement.

As to performance, the Trustees considered the performance of the unit investment trust managed by AmericaFirst with substantially the same strategy as that proposed for the Fund.  The Trustees considered the performance of that trust since 1989 and determined that its performance was acceptable.

As to the costs of the services to be provided and the profits to be realized by AmericaFirst, the Trustees reviewed AmericaFirst’s financial condition based on updated financial statements provided to the Board.  The Board noted that AmericaFirst is transitioning away from investing in unit investment trusts and shifting to direct investments in individual securities and ETFs.  The Board further noted that the adviser believes that the direct investment approach is a better strategy.  The Trustees also noted that AmericaFirst would receive the benefit of 12b-1 fees, which would be used to reimburse AmericaFirst for marketing expenses for the Fund.  It was the consensus of the Board that AmericaFirst would not reap an excessive profit from the Fund.

As to comparative fees and expenses, the Trustees considered the management fee and total expense ratio of the Fund with the management fees and expense ratios of the funds in a peer group selected by AmericaFirst.  The Board noted that the peer group reflected a diverse group of funds.  The Board noted that the information showed that the Fund’s total expense ratio and management fee were within the range for the peer group.  The Trustees further noted that the Fund's management fee includes the Fund's access to the proprietary quantitative investment strategy developed by AmericaFirst.  The Trustees also considered AmericaFirst’s agreement to waive all fees or reimburse all expenses so as to maintain the Fund’s total operating expenses at 2.45%, 2.95% and 1.95% of the Fund’s average daily net assets for the Fund’s Class A, Class U and Class I shares, respectively.  The Trustees concluded that the Fund’s management fee was acceptable in light of the quality of services the Fund expects to receive from AmericaFirst, and that it was reasonable regardless of whether AmericaFirst continues to waive its fee.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for AmericaFirst to share its economies of scale with the Fund and its shareholders if the Fund experiences a substantial growth in assets; however, the Trustees recognized that the Fund had not yet reached an asset level where AmericaFirst could realize significant economies of scale.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

The Board then discussed the ongoing examination of AmericaFirst by the SEC.  As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that approval of the Management Agreements was in the best interests of the Fund’s shareholders.

TRUSTEES AND OFFICERS (Unaudited)

Management Information. Following are the Trustees and Officers of the Trust, their address and year of birth, their present position with the Trust, and their principal occupation during the past five years.  In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees and Officers, who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Manager, are indicated in the table.  The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 1-888-944-4367.

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held During Past 5 Years
Independent Trustees
Tobias Caldwell c/o Mutual Fund Series Trust (formerly known as Catalyst Funds) 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Year of Birth: 1967	Trustee	Indefinite/ Since 6/2006	Manager of Genovese Family Enterprises, a real estate firm, since 1999; Manager of PTL Real Estate LLC, a real estate/investment firm since 2001.	17	None

Tiberiu Weisz c/o Mutual Fund Series Trust (formerly known as Catalyst Funds) 630 Fitzwatertown Rd. Building A, 2nd Floor Willow Grove, PA 19090 Year of Birth: 1949	Trustee	Indefinite/ Since 6/2006	Attorney with and shareholder of Gottlieb, Rackman & Reisman, P.C., since 1994.	17	None

Dr. Bert Pariser c/o The MITCU Corp. 860 East Broadway Suite 2D Long Beach, NY 11561 Year of Birth: 1940	Trustee	Indefinite/ Since 5/2007	Managing Partner of The MITCU Corporation, a technology consulting firm since 2004. Faculty Member Technical Career Institutes, since 1991.	17

ValueLogix Inc., NB Engineering Inc., Enhanced Services Company, Inc., Laptop Solutions, Inc., Sonic Needle Corporation, Heat Systems Incorporated, Alcide Corporation, Adelphi Research Corporation, Health Delivery Systems, Inc.

Interested Trustees and Officers
Jerry Szilagyi * 5 Abbington Drive Lloyd Harbor, NY 11743 Year of Birth: 1962	Trustee	Indefinite/ Since 7/2006	Managing Member, Catalyst Capital Advisors LLC, 1/2006- present; President, Abbington Capital Group LLC, 1998- present; President, Cross Sound Capital LLC, 6/2011 to present; President, Mutual Advisors, Inc., 3/2011 to present; CEO, ThomasLloyd Global Asset Management (Americas) LLC, 9/2006 to 2010; SVP Business Development, Integrity Mutual Funds, Inc., 5/2003- 7/2006.	17	None

TRUSTEES AND OFFICERS (Unaudited) (continued) Interested Trustees and Officers (continued)
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office/ Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held During Past 5 Years
Christopher Anci 335 Madison Avenue 11th Floor New York, NY 10021 Year of Birth: 1968	President	One Year/ Since 6/2006	Various positions with Matrix Capital Group, Inc., the Fund’s underwriter, since 1996 (its President since 2004); President of LM Anderson Securities, a broker-dealer, since 2002.	N/A	N/A

*  Jerry Szilagyi is deemed an interested Trustee because he is an officer of Catalyst Capital Advisors, LLC., the investment manager of the Catalyst Value Fund, Catalyst Strategic Value Fund, Catalyst/SMH High Income Fund, Catalyst/SMH Total Return Income Fund and Catalyst/Groesbeck Growth of Income Fund.

David F. Ganley 630 Fitzwatertown Road Willow Grove, PA 19090 Year of Birth: 1947	Secretary, Treasurer, Principal Financial Officer and Chief Compliance Officer (CCO)	One Year/ Secretary since 6/2006; Treasurer since 7/2006; CCO since 3/2007	Senior V.P. of Matrix Capital Group, Inc. since 2/2005.	N/A	N/A

Remuneration Paid to Trustees and Officers—Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not “interested persons” as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per fund in the Trust and $500 per special board meeting attended at the discretion of the Chairman.  The Chairman of the Trust’s Audit Committee receives an additional quarterly fee of $750. The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

The following table describes the compensation paid to the Trustees of the Trust during the most recent fiscal year ended June 30, 2011.

Name of Trustee1	Aggregate Compensation From the America First Defensive Growth Fund2	Aggregate Compensation From the America First Income Trends Fund	Aggregate Compensation From the America First Absolute Return Fund	Aggregate Compensation From the America First Quantitative Strategies Fund	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the America First Funds to Trustees2
Independent Trustees
Tobais Caldwell	None	$968	$968	$968	Not Applicable	Not Applicable	$2,904
Tiberiu Weisz	None	$820	$821	$821	Not Applicable	Not Applicable	$2,462
Bert Pariser	None	$820	$821	$821	Not Applicable	Not Applicable	$2,462
Interested Trustees
Jerry Szilagyi	None	None	None	None	Not Applicable	Not Applicable	None

1 Each of the Trustees and Officers serves as a Trustee or Officer to the seventeen portfolios of the Trust.

2 Figures for the America First Defensive Growth Fund are for the period from inception of May 23, 2011 through June 30, 2011.

Mutual Fund Series Trust

5 Abbington Drive

Lloyd Harbor, NY 11743

MANAGER

AmericaFirst Capital Management, LLC

8150 Sierra College Blvd.

Suite 290

Roseville, CA  95661

ADMINISTRATOR & TRANSFER AGENT

Matrix 360 Administration, LLC

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA 19090-1904

DISTRIBUTOR

Matrix Capital Group, Inc.

420 Lexington Avenue

Suite 601

New York, NY 10170-0002

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, OH 45202-4089

CUSTODIAN BANK

Huntington National Bank

7 Easton Oval

Columbus, OH 43219

ITEM 2.

CODE OF ETHICS.

(a)

The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3.

AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.

PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2011	2010
Catalyst Value Fund	10,000	10,000
Catalyst Strategic Value	11,000	0
Catalyst/SMH High Income Fund	11,500	11,500
Catalyst/SMH Total Return Income Fund	11,500	11,500
Catalyst/Groesbeck Growth of Income Fund	10,000	10,000
SMH Representation Trust	10,000	7,000
Listed Private Equity Plus Fund	11,000	11,000
AmericaFirst Quantitative Strategies Fund	11,000	11,000
AmericaFirst Absolute Return Fund	11,000	11,000
AmericaFirst Income Trends Fund	11000	0
AmericaFirst Defensive Growth Fund	10,500	0
Day Hagan Tactical Allocation Fund of ETFs	11,000	11,000
Eventide Gilead Fund	10,000	10,000

(b)

Audit-Related Fees.  There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2011	2010
Catalyst Value Fund	2,000	2,000
Catalyst Strategic Value Fund	2,000	0
Catalyst/SMH High Income Fund	2,500	2,500
Catalyst/SMH Total Return Income Fund	2,500	2,500
Catalyst/Groesbeck Growth of Income Fund	2,000	2,000
SMH Representation Trust	2,500	2,500
Listed Private Equity Plus Fund	2,000	2,000
AmericaFirst Quantitative Strategies Fund	2,000	2,000
AmericaFirst Absolute Return Fund	2,500	2,000
AmericaFirst Income Trends Fund	2,500	0
AmericaFirst Defensive Growth Fund	2,000	0
Day Hagan Tactical Allocation Fund of ETFs	2,000	2,000
Eventide Gilead Fund	2,000	2,000

(d)

All Other Fees.   The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2011 and 2010 respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)

Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2011 and 2010 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5.

AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.

SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.

DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.

PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.

PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.

SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.

CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.

EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)         Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Christopher F. Anci	/s/ Christopher F. Anci__________
President,
Date: September 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Christopher F. Anci	/s/ Christopher F. Anci___________
President
Date: September 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By David F. Ganley	/s/ David F. Ganley_____________
Treasurer
Date: September 6, 2011